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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-06463
AIM International Mutual Funds (Invesco International Mutual Funds)

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)  (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 10/31
Date of reporting period: 4/30/11

Item 1. Reports to Stockholders.

Invesco Asia Pacific Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: ASIAX  ▪  B: ASIBX  ▪  C: ASICX  ▪  Y: ASIYX

2	Fund Performance

3	Letters to Shareholders

4	Schedule of Investments

6	Financial Statements

8	Notes to Financial Statements

15	Financial Highlights

16	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.41%

Class B Shares	8.00

Class C Shares	8.04

Class Y Shares	8.57

MSCI EAFE Index▼ (Broad Market Index)	12.71

MSCI All Country Asia Pacific Ex-Japan Index▼ (Style-Specific Index)	11.41

Lipper Pacific Region Ex-Japan Funds Index▼ (Peer Group Index)	8.96

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI All Country Asia Pacific Ex-Japan Index is an unmanaged index considered representative of Pacific region stock markets, excluding Japan.
     The Lipper Pacific Region Ex-Japan Funds Index is an unmanaged index considered representative of Pacific region ex-Japan funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (11/3/97)	10.49%

10 Years	14.12

5 Years	11.44

1 Year	19.67

Class B Shares

Inception (11/3/97)	10.51%

10 Years	14.15

5 Years	11.61

1 Year	20.73

Class C Shares

Inception (11/3/97)	10.14%

10 Years	13.94

5 Years	11.86

1 Year	24.73

Class Y Shares

10 Years	14.84%

5 Years	12.84

1 Year	26.96
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	10.18%

10 Years	14.27

5 Years	11.69

1 Year	15.49

Class B Shares

Inception (11/3/97)	10.19%

10 Years	14.32

5 Years	11.87

1 Year	16.27

Class C Shares

Inception (11/3/97)	9.83%

10 Years	14.09

5 Years	12.12

1 Year	20.25

Class Y Shares

10 Years	14.99%

5 Years	13.10

1 Year	22.48
performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.61%, 2.36%, 2.36% and 1.36%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     Had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

2	Invesco Asia Pacific Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

3	Invesco Asia Pacific Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–88.80%
Australia–12.17%
BHP Billiton Ltd.	303,762	$15,355,447

Coca-Cola Amatil Ltd.	287,844	3,774,162

Cochlear Ltd.	81,002	7,152,986

Computershare Ltd.	540,782	5,740,972

CSL Ltd.	388,063	14,618,972

QBE Insurance Group Ltd.	525,021	10,798,347

Toll Holdings Ltd.	494,339	3,058,618

Woolworths Ltd.	197,766	5,757,038

WorleyParsons Ltd.	342,058	11,428,202

		77,684,744

China–15.85%
China Merchants Bank Co., Ltd.–Class H	3,954,500	10,213,468

CNOOC Ltd.–ADR	69,542	17,347,252

Franshion Properties China Ltd.	15,336,000	4,778,800

Industrial & Commercial Bank of China Ltd.–Class H	25,861,000	21,958,058

Lee & Man Paper Manufacturing Ltd.	10,230,000	7,350,236

Minth Group Ltd.	4,900,000	7,551,426

NetEase.com Inc.–ADR(a)	146,795	7,234,058

Stella International Holdings Ltd.	5,052,500	11,476,153

Vinda International Holdings Ltd.	4,374,000	4,635,217

Want Want China Holdings Ltd.	3,912,000	3,524,553

Xinyi Glass Holdings Ltd.	4,168,000	5,041,216

		101,110,437

Hong Kong–5.79%
Cheung Kong (Holdings) Ltd.	619,000	9,777,215

Dickson Concepts (International) Ltd.	4,471,000	3,541,060

Hongkong Land Holdings Ltd.	562,000	4,209,380

Hutchison Whampoa Ltd.	994,000	11,388,146

Li & Fung Ltd.(a)	682,200	3,487,335

Paliburg Holdings Ltd.	11,613,240	4,560,838

		36,963,974

India–1.33%
Infosys Technologies Ltd.	129,079	8,470,524

Indonesia–9.32%
PT Astra International Tbk	504,500	3,317,461

PT Bank Central Asia Tbk	6,614,000	5,729,653

PT Indocement Tunggal Prakarsa Tbk	3,184,500	6,322,142

PT Perusahaan Gas Negara	35,200,500	16,483,798

PT Summarecon Agung Tbk	113,719,500	16,733,221

PT Telekomunikasi Indonesia Tbk	12,087,500	10,887,411

		59,473,686

Malaysia–6.26%
Kossan Rubber Industries Berhad(b)	13,962,600	15,253,475

Parkson Holdings Berhad	6,240,177	12,077,516

Public Bank Berhad	2,849,900	12,619,266

		39,950,257

Philippines–12.39%
Ayala Corp.	952,250	8,712,729

Energy Development Corp.	74,313,450	11,758,426

First Gen Corp.(a)	34,352,089	11,752,378

GMA Holdings, Inc.–PDR(b)	48,713,000	7,774,200

Manila Water Co.	8,242,000	3,471,615

Philippine Long Distance Telephone Co.	207,945	12,054,204

SM Investments Corp.	1,735,775	23,559,522

		79,083,074

Singapore–3.49%
Keppel Corp. Ltd.	1,344,200	13,102,982

United Overseas Bank Ltd.	570,000	9,144,449

		22,247,431

South Korea–9.49%
CJ CheilJedang Corp.	45,074	10,468,477

Hyundai Department Store Co., Ltd.	79,889	11,729,313

Hyundai Mobis	32,727	11,005,894

Lotte Confectionery Co., Ltd.	4,263	6,317,736

MegaStudy Co., Ltd.	29,612	4,208,849

NHN Corp.(a)	67,499	13,386,034

S1 Corp.	70,102	3,421,588

		60,537,891

Taiwan–5.25%
Hon Hai Precision Industry Co., Ltd.	1,468,160	5,580,254

Taiwan Semiconductor Manufacturing Co. Ltd.	7,347,464	18,906,751

Wistron Corp.	4,998,244	9,016,209

		33,503,214

Thailand–7.46%
BEC World PCL	3,309,200	3,884,098

CP ALL PCL	3,526,100	5,126,769

Kasikornbank PCL	2,942,900	12,844,978

Major Cineplex Group PCL	17,775,000	9,121,560

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Asia Pacific Growth Fund

	Shares	Value

Thailand–(continued)

Siam Commercial Bank PCL	2,957,600	$11,518,155

Thai Stanley Electric PCL–Class F	960,700	5,115,583

		47,611,143

Total Common Stocks & Other Equity Interests (Cost $359,012,957)		566,636,375

Money Market Funds–10.85%
Liquid Assets Portfolio–Institutional Class(c)	34,633,775	34,633,775

Premier Portfolio–Institutional Class(c)	34,633,775	34,633,775

Total Money Market Funds (Cost $69,267,550)		69,267,550

TOTAL INVESTMENTS–99.65% (Cost $428,280,507)		635,903,925

OTHER ASSETS LESS LIABILITIES–0.35%		2,224,900

NET ASSETS–100.00%		$638,128,825

Investment Abbreviations:

ADR	– American Depositary Receipt
PDR	– Philippine Deposit Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2011 was $23,027,675, which represented 3.61% of the Fund’s Net Assets. See Note 4.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	21.8%

Consumer Discretionary	16.3

Information Technology	10.7

Industrials	8.5

Utilities	6.8

Consumer Staples	6.2

Health Care	5.8

Materials	4.6

Energy	4.5

Telecommunication Services	3.6

Money Market Funds Plus Other Assets Less Liabilities	11.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Asia Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $338,194,902)	$543,608,700

Investments in affiliated money market funds, at value and cost	69,267,550

Investments in affiliates, at value (Cost $20,818,055)	23,027,675

Total investments, at value (Cost $428,280,507)	635,903,925

Foreign currencies, at value (Cost $1,292,553)	1,302,769

Receivable for:
Investments sold	1,881,327

Fund shares sold	1,639,264

Dividends	2,055,060

Investment for trustee deferred compensation and retirement plans	38,721

Other assets	83,814

Total assets	642,904,880

Liabilities:
Payable for:
Fund shares reacquired	1,063,679

Accrued fees to affiliates	405,267

Accrued other operating expenses	3,226,966

Trustee deferred compensation and retirement plans	80,143

Total liabilities	4,776,055

Net assets applicable to shares outstanding	$638,128,825

Net assets consist of:
Shares of beneficial interest	$412,608,825

Undistributed net investment income	389,802

Undistributed net realized gain	17,473,084

Unrealized appreciation	207,657,114

$638,128,825

Net Assets:
Class A	$462,811,164

Class B	$39,775,641

Class C	$95,701,169

Class Y	$39,840,851

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	14,323,161

Class B	1,303,563

Class C	3,152,265

Class Y	1,230,292

Class A:
Net asset value per share	$32.31

Maximum offering price per share
(Net asset value of $32.31 divided by 94.50%)	$34.19

Class B:
Net asset value and offering price per share	$30.51

Class C:
Net asset value and offering price per share	$30.36

Class Y:
Net asset value and offering price per share	$32.38

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Asia Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $803,148)	$5,009,338

Dividends from affiliated money market funds	47,304

Dividends from affiliates	354,379

Total investment income	5,411,021

Expenses:
Advisory fees	2,710,009

Administrative services fees	82,890

Custodian fees	267,067

Distribution fees:
Class A	535,783

Class B	196,375

Class C	447,864

Transfer agent fees	616,985

Trustees’ and officers’ fees and benefits	17,001

Other	101,036

Total expenses	4,975,010

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(61,384)

Net expenses	4,913,626

Net investment income	497,395

Realized and unrealized gain (loss) from:
Net realized gain from:
Investment securities (net of foreign taxes of $230,659)	18,025,707

Foreign currencies	62,243

18,087,950

Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $3,029,132)	29,204,555

Foreign currencies	(26,294)

29,178,261

Net realized and unrealized gain	47,266,211

Net increase in net assets resulting from operations	$47,763,606

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Asia Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$497,395	$3,494,035

Net realized gain	18,087,950	31,478,238

Change in net unrealized appreciation	29,178,261	114,587,227

Net increase in net assets resulting from operations	47,763,606	149,559,500

Distributions to shareholders from net investment income:
Class A	(3,296,217)	(3,879,814)

Class B	(92,168)	(275,097)

Class C	(205,092)	(443,821)

Class Y	(325,228)	(174,270)

Total distributions from net investment income	(3,918,705)	(4,773,002)

Distributions to shareholders from net realized gains:
Class A	(3,602,562)	—

Class B	(361,817)	—

Class C	(805,153)	—

Class Y	(283,195)	—

Total distributions from net realized gains	(5,052,727)	—

Share transactions–net:
Class A	5,279,486	23,943,896

Class B	(2,995,315)	(6,061,150)

Class C	3,907,397	9,548,306

Class Y	4,896,001	14,277,167

Net increase in net assets resulting from share transactions	11,087,569	41,708,219

Net increase in net assets	49,879,743	186,494,717

Net assets:
Beginning of period	588,249,082	401,754,365

End of period (includes undistributed net investment income of $389,802 and $3,811,112, respectively)	$638,128,825	$588,249,082

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Asia Pacific Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert.

8        Invesco Asia Pacific Growth Fund

Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

9        Invesco Asia Pacific Growth Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10        Invesco Asia Pacific Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provides discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 2.25%, 3.00%, 3.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Advisor did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $58,562.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,089.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C and Class Y shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of each class of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $84,266 in front-end sales commissions from the sale of Class A shares and $619, $34,913 and $8,440 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

11        Invesco Asia Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1*	Level 2*	Level 3	Total

Australia	$27,512,930	$50,171,814	$—	$77,684,744

China	52,821,716	48,288,721	—	101,110,437

Hong Kong	12,257,553	24,706,421	—	36,963,974

India	—	8,470,524	—	8,470,524

Indonesia	23,055,363	36,418,323	—	59,473,686

Malaysia	—	39,950,257	—	39,950,257

Philippines	19,958,544	59,124,530	—	79,083,074

Singapore	—	22,247,431	—	22,247,431

South Korea	27,334,207	33,203,684	—	60,537,891

Taiwan	—	33,503,214	—	33,503,214

Thailand	8,999,681	38,611,462	—	47,611,143

United States	69,267,550	—	—	69,267,550

Total Investments	$241,207,544	$394,696,381	$—	$635,903,925

*	Transfers occurred between Level 1 and Level 2 due to foreign fair value adjustments.

NOTE 4—Investments in Other Affiliates

The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the investments in affiliates for the six months ended April 30, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	04/30/11	Income

GMA Holdings, Inc. — PDR	$8,314,922	$—	$—	$(540,722)	$—	$7,774,200	$354,379

Kossan Rubber Industries Berhad	11,153,408	2,985,675	—	1,114,392	—	15,253,475	—

Total	$19,468,330	$2,985,675	$—	$573,670	—	$23,027,675	$354,379

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,733.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such

12        Invesco Asia Pacific Growth Fund

deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,305 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  The Fund did not have a capital loss carryforward as of October 31, 2010.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $56,920,826 and $55,666,506, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$214,650,324

Aggregate unrealized (depreciation) of investment securities	(7,665,530)

Net unrealized appreciation of investment securities	$206,984,794

Cost of investments for tax purposes is $428,919,131.

13        Invesco Asia Pacific Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	2,910,556	$87,857,659	5,094,972	$134,540,630

Class B	129,181	3,686,295	242,206	5,936,913

Class C	674,644	19,116,252	1,020,065	25,280,888

Class Y	593,844	17,928,485	895,032	23,297,209

Issued as reinvestment of dividends:
Class A	202,731	6,023,127	153,943	3,585,333

Class B	14,079	396,195	11,405	252,177

Class C	26,920	753,756	18,610	409,418

Class Y	12,441	370,115	6,558	152,858

Automatic conversion of Class B shares to Class A shares:
Class A	70,663	2,128,738	156,332	3,934,508

Class B	(74,759)	(2,128,738)	(165,172)	(3,934,508)

Reacquired:(b)
Class A	(3,037,544)	(90,730,038)	(4,677,943)	(118,116,575)

Class B	(174,966)	(4,949,067)	(351,613)	(8,315,732)

Class C	(570,712)	(15,962,611)	(685,012)	(16,142,000)

Class Y	(443,288)	(13,402,599)	(363,295)	(9,172,900)

Net increase in share activity	333,790	$11,087,569	1,356,088	$41,708,219

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 28% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
(b)	Net of redemption fees of $34,977 and $37,011 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

14        Invesco Asia Pacific Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses) on								to average		to average net		Ratio of net
	Net asset	Net	securities		Dividends	Distributions					net assets		assets without		investment
	value,	investment	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$30.30	$0.05	$2.44	$2.49	$(0.23)	$(0.25)	$(0.48)	$32.31	8.38%	$462,811	1.51	%(e)	1.53	%(e)	0.32	%(e)	10%
Year ended 10/31/10	22.23	0.23	8.12	8.35	(0.28)	—	(0.28)	30.30	37.97	429,596	1.60		1.61		0.91		25
Year ended 10/31/09	13.52	0.24	8.82	9.06	(0.35)	—	(0.35)	22.23	68.89	298,982	1.78		1.79		1.43		28
Year ended 10/31/08	35.16	0.34	(18.36)	(18.02)	(0.21)	(3.41)	(3.62)	13.52	(56.58)	189,403	1.67		1.68		1.34		25
Year ended 10/31/07	22.82	0.24	13.00	13.24	(0.10)	(0.80)	(0.90)	35.16	59.90	646,720	1.61		1.63		0.84		41
Year ended 10/31/06	16.41	0.14	6.39	6.53	(0.12)	—	(0.12)	22.82	39.97	292,771	1.83		1.85		0.68		58

Class B
Six months ended 04/30/11	28.58	(0.06)	2.31	2.25	(0.07)	(0.25)	(0.32)	30.51	7.96	39,776	2.26	(e)	2.28	(e)	(0.43	)(e)	10
Year ended 10/31/10	21.02	0.04	7.69	7.73	(0.17)	—	(0.17)	28.58	36.98	40,299	2.35		2.36		0.16		25
Year ended 10/31/09	12.65	0.11	8.37	8.48	(0.11)	—	(0.11)	21.02	67.63	35,178	2.53		2.54		0.68		28
Year ended 10/31/08	33.19	0.14	(17.23)	(17.09)	(0.04)	(3.41)	(3.45)	12.65	(56.91)	26,678	2.42		2.43		0.59		25
Year ended 10/31/07	21.65	0.02	12.32	12.34	—	(0.80)	(0.80)	33.19	58.70	92,295	2.36		2.38		0.09		41
Year ended 10/31/06	15.61	(0.01)	6.08	6.07	(0.03)	—	(0.03)	21.65	38.96	53,936	2.58		2.60		(0.07)		58

Class C
Six months ended 04/30/11	28.44	(0.06)	2.30	2.24	(0.07)	(0.25)	(0.32)	30.36	7.97	95,701	2.26	(e)	2.28	(e)	(0.43	)(e)	10
Year ended 10/31/10	20.92	0.04	7.65	7.69	(0.17)	—	(0.17)	28.44	36.97	85,918	2.35		2.36		0.16		25
Year ended 10/31/09	12.59	0.11	8.33	8.44	(0.11)	—	(0.11)	20.92	67.64	55,810	2.53		2.54		0.68		28
Year ended 10/31/08	33.06	0.14	(17.16)	(17.02)	(0.04)	(3.41)	(3.45)	12.59	(56.92)	37,630	2.42		2.43		0.59		25
Year ended 10/31/07	21.56	0.02	12.28	12.30	—	(0.80)	(0.80)	33.06	58.77	130,965	2.36		2.38		0.09		41
Year ended 10/31/06	15.55	(0.01)	6.05	6.04	(0.03)	—	(0.03)	21.56	38.92	54,898	2.58		2.60		(0.07)		58

Class Y
Six months ended 04/30/11	30.39	0.08	2.45	2.53	(0.29)	(0.25)	(0.54)	32.38	8.51	39,841	1.26	(e)	1.28	(e)	0.57	(e)	10
Year ended 10/31/10	22.28	0.30	8.14	8.44	(0.33)	—	(0.33)	30.39	38.31	32,436	1.35		1.36		1.16		25
Year ended 10/31/09	13.52	0.29	8.82	9.11	(0.35)	—	(0.35)	22.28	69.31	11,785	1.53		1.54		1.68		28
Year ended 10/31/08(f)	17.47	0.02	(3.97)	(3.95)	—	—	—	13.52	(22.61)	4,351	1.52	(g)	1.52	(g)	1.49	(g)	25

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $432,179, $39,600, $90,315 and $34,226 for Class A, Class B, Class C and Class Y shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

15        Invesco Asia Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,084.10	$7.80	$1,017.31	$7.55	1.51%

B	1,000.00	1,080.00	11.66	1,013.59	11.28	2.26

C	1,000.00	1,080.40	11.66	1,013.59	11.28	2.26

Y	1,000.00	1,085.70	6.52	1,018.55	6.31	1.26

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16        Invesco Asia Pacific Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
APG-SAR-1                Invesco Distributors, Inc.

Invesco European Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: AEDAX ▪ B: AEDBX ▪ C: AEDCX ▪ R: AEDRX ▪ Y: AEDYX ▪ Investor: EGINX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	14.12%

Class B Shares	13.68

Class C Shares	13.70

Class R Shares	13.96

Class Y Shares	14.27

Investor Class Shares	14.18

MSCI EAFE Index▼ (Broad Market Index)	12.71

MSCI Europe Growth Index▼ (Style-Specific Index)	15.79

Lipper European Funds Index▼ (Peer Group Index)	13.93

▼Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI Europe Growth Index is an unmanaged index considered representative of European growth stocks.
     The Lipper European Funds Index is an unmanaged index considered representative of European funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco European Growth Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (11/3/97)	12.16%

10 Years	9.45

5 Years	2.93

1 Year	19.80

Class B Shares

Inception (11/3/97)	12.17%

10 Years	9.46

5 Years	2.99

1 Year	20.77

Class C Shares

Inception (11/3/97)	11.84%

10 Years	9.29

5 Years	3.32

1 Year	24.78

Class R Shares

10 Years	9.84%

5 Years	3.84

1 Year	26.44

Class Y Shares

10 Years	10.14%

5 Years	4.23

1 Year	27.05

Investor Class Shares

10 Years	10.10%

5 Years	4.13

1 Year	26.80
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Investor Class shares incepted on September 30, 2003. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (11/3/97)	11.58%

10 Years	9.18

5 Years	2.46

1 Year	9.94

Class B Shares

Inception (11/3/97)	11.59%

10 Years	9.19

5 Years	2.52

1 Year	10.42

Class C Shares

Inception (11/3/97)	11.26%

10 Years	9.02

5 Years	2.85

1 Year	14.45

Class R Shares

10 Years	9.57%

5 Years	3.37

1 Year	16.03

Class Y Shares

10 Years	9.87%

5 Years	3.75

1 Year	16.61

Investor Class Shares

10 Years	9.83%

5 Years	3.65

1 Year	16.38
be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Investor Class shares was 1.51%, 2.26%, 2.26%, 1.76%, 1.26% and 1.48%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R shares, Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco European Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco European Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–90.44%
Austria–0.79%
Andritz AG	78,641	$8,121,678

Belgium–1.66%
Anheuser-Busch InBev N.V.	267,742	17,101,493

Denmark–1.64%
Novo Nordisk A.S.–Class B	133,024	16,867,819

France–8.11%
BNP Paribas	172,385	13,645,401

Cap Gemini	196,425	11,906,414

Cie Generale des Etablissements Michelin–Class B	79,796	7,999,797

Danone S.A.	189,991	13,920,181

Faurecia(a)	208,671	8,629,607

Lafarge S.A.	93,420	6,612,143

Publicis Groupe S.A.	95,881	5,434,745

SA des Ciments Vicat (Vicat)	57,529	5,252,676

Total S.A.	157,298	10,071,859

		83,472,823

Germany–6.71%
Bayer AG	121,976	10,724,987

Bayerische Motoren Werke AG	110,749	10,446,633

Deutsche Boerse AG	119,315	9,916,526

Fresenius Medical Care AG & Co. KGaA	141,770	11,144,311

SAP AG	168,653	10,868,885

Wirecard AG	835,563	15,956,358

		69,057,700

Greece–1.33%
Intralot S.A.	2,226,503	7,949,540

Jumbo S.A.	716,646	5,786,325

		13,735,865

Ireland–3.30%
DCC PLC	407,912	13,597,237

Paddy Power PLC	417,196	20,396,504

		33,993,741

Italy–0.41%
Ansaldo STS S.p.A.	273,642	4,228,329

Netherlands–3.85%
Aalberts Industries N.V.	798,426	20,203,387

Koninklijke Ahold N.V.	770,622	10,821,951

Unilever N.V.	261,556	8,610,144

		39,635,482

Norway–3.56%
Prosafe S.E.	2,168,647	17,612,453

TGS Nopec Geophysical Co. A.S.A.	721,969	19,064,121

		36,676,574

Russia–1.94%
Gazprom OAO–ADR	793,714	13,465,809

VimpelCom Ltd.–ADR	444,629	6,478,245

		19,944,054

Spain–0.63%
Prosegur, Compania de Seguridad S.A.	105,356	6,438,503

Sweden–5.27%
Intrum Justitia A.B.	810,101	12,273,648

Kinnevik Investment A.B., Class B	403,826	10,431,152

Swedbank A.B.–Class A	486,607	9,233,713

Telefonaktiebolaget LM Ericsson–Class B	622,618	9,458,911

Volvo A.B.–Class B	654,954	12,862,011

		54,259,435

Switzerland–11.47%
ABB Ltd.(a)	380,150	10,469,908

Aryzta AG	449,957	24,731,279

Dufry Group(a)	132,312	17,295,986

Julius Baer Group Ltd.(a)	240,699	11,244,861

Nestle S.A.	282,999	17,564,778

Novartis AG	261,625	15,527,559

Roche Holding AG	79,238	12,849,158

Syngenta AG	23,638	8,362,912

		118,046,441

Turkey–3.99%
Haci Omer Sabanci Holding A.S.	3,826,299	20,488,142

Tupras-Turkiye Petrol Rafinerileri A.S.	630,483	20,549,548

		41,037,690

United Kingdom–35.77%
Amlin PLC	2,260,983	15,786,798

Balfour Beatty PLC	2,145,257	11,746,507

BG Group PLC	525,644	13,523,222

British American Tobacco PLC	321,997	14,043,624

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco European Growth Fund

	Shares	Value

United Kingdom–(continued)

Bunzl PLC	733,895	$9,120,683

Centrica PLC	2,436,700	13,076,954

Chemring Group PLC	1,447,825	16,203,594

Compass Group PLC	1,988,617	19,415,838

Homeserve PLC	2,650,051	21,633,015

IG Group Holdings PLC	2,002,117	15,618,050

Imperial Tobacco Group PLC	582,222	20,491,494

Informa PLC	2,591,598	18,061,857

International Power PLC	2,259,980	12,480,383

Kingfisher PLC	2,103,441	9,667,946

Lancashire Holdings Ltd.	1,111,732	11,977,890

Micro Focus International PLC	1,255,397	7,790,411

Mitie Group PLC	3,720,824	13,151,499

Next PLC	268,357	10,027,655

Reed Elsevier PLC	1,106,916	9,799,660

Royal Dutch Shell PLC–Class B	360,177	14,000,155

Shire PLC	805,677	24,951,505

Tesco PLC	1,792,407	12,096,994

Ultra Electronics Holdings PLC	547,110	15,792,063

United Business Media Ltd.	671,954	6,779,489

Vodafone Group PLC	4,911,145	14,077,337

William Hill PLC	1,439,895	5,393,842

WPP PLC	871,306	11,374,183

		368,082,648

Total Common Stocks & Other Equity Interests (Cost $640,148,031)		930,700,275

Money Market Funds–9.10%
Liquid Assets Portfolio–Institutional Class(b)	46,846,419	46,846,419

Premier Portfolio–Institutional Class(b)	46,846,419	46,846,419

Total Money Market Funds (Cost $93,692,838)		93,692,838

TOTAL INVESTMENTS–99.54% (Cost $733,840,869)		1,024,393,113

OTHER ASSETS LESS LIABILITIES–0.46%		4,711,527

NET ASSETS–100.00%		$1,029,104,640

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Industrials	17.1%

Consumer Discretionary	17.0

Consumer Staples	13.5

Financials	11.5

Energy	10.5

Health Care	8.9

Information Technology	5.4

Utilities	2.5

Materials	2.0

Telecommunication Services	2.0

Money Market Funds Plus Other Assets Less Liabilities	9.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco European Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $640,148,031)	$930,700,275

Investments in affiliated money market funds, at value and cost	93,692,838

Total investments, at value (Cost $733,840,869)	1,024,393,113

Foreign currencies, at value (Cost $190,886)	190,891

Receivables for:
Investments sold	3,600,878

Fund shares sold	840,631

Dividends	5,533,687

Investment for trustee deferred compensation and retirement plans	63,060

Other assets	1,043,628

Total assets	1,035,665,888

Liabilities:
Payables for:
Investments purchased	4,861,551

Fund shares reacquired	808,348

Accrued fees to affiliates	531,055

Accrued other operating expenses	192,473

Trustee deferred compensation and retirement plans	167,821

Total liabilities	6,561,248

Net assets applicable to shares outstanding	$1,029,104,640

Net assets consist of:
Shares of beneficial interest	$749,252,808

Undistributed net investment income	12,180,624

Undistributed net realized gain (loss)	(23,087,727)

Unrealized appreciation	290,758,935

$1,029,104,640

Net Assets:
Class A	$462,120,942

Class B	$29,783,324

Class C	$54,502,219

Class R	$17,975,950

Class Y	$276,714,503

Investor Class	$188,007,702

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	13,303,467

Class B	910,180

Class C	1,664,134

Class R	519,046

Class Y	7,951,744

Investor Class	5,421,029

Class A:
Net asset value per share	$34.74

Maximum offering price per share (Net asset value of $34.74 divided by 94.50%)	$36.76

Class B:
Net asset value and offering price per share	$32.72

Class C:
Net asset value and offering price per share	$32.75

Class R:
Net asset value and offering price per share	$34.63

Class Y:
Net asset value and offering price per share	$34.80

Investor Class:
Net asset value and offering price per share	$34.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco European Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $855,082)	$17,998,008

Dividends from affiliated money market funds	48,591

Interest	838,993

Total investment income	18,885,592

Expenses:
Advisory fees	4,148,728

Administrative services fees	130,198

Custodian fees	101,052

Distribution fees:
Class A	530,650

Class B	149,142

Class C	262,588

Class R	42,956

Investor Class	105,051

Transfer agent fees	917,221

Trustees’ and officers’ fees and benefits	22,848

Other	150,454

Total expenses	6,560,888

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(60,744)

Net expenses	6,500,144

Net investment income	12,385,448

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	22,066,373

Foreign currencies	(156,881)

21,909,492

Change in net unrealized appreciation of:
Investment securities	90,529,612

Foreign currencies	190,084

90,719,696

Net realized and unrealized gain	112,629,188

Net increase in net assets resulting from operations	$125,014,636

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco European Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$12,385,448	$8,828,223

Net realized gain	21,909,492	48,578,200

Change in net unrealized appreciation	90,719,696	73,753,583

Net increase in net assets resulting from operations	125,014,636	131,160,006

Distributions to shareholders from net investment income:
Class A	(5,034,945)	(6,045,526)

Class B	(144,732)	(289,814)

Class C	(253,785)	(441,336)

Class R	(166,533)	(192,013)

Class Y	(2,800,684)	(1,998,716)

Investor Class	(2,105,390)	(2,436,731)

Total distributions from net investment income	(10,506,069)	(11,404,136)

Share transactions–net:
Class A	(23,228,753)	(69,998,952)

Class B	(5,578,023)	(12,200,136)

Class C	(8,520,793)	(11,096,982)

Class R	(1,690,343)	(1,757,407)

Class Y	56,574,026	85,153,798

Investor Class	(8,351,406)	(27,252,780)

Net increase (decrease) in net assets resulting from share transactions	9,204,708	(37,152,459)

Net increase in net assets	123,713,275	82,603,411

Net assets:
Beginning of period	905,391,365	822,787,954

End of period (includes undistributed net investment income of $12,180,624 and $10,301,245, respectively)	$1,029,104,640	$905,391,365

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco European Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares

9        Invesco European Growth Fund

will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the

10        Invesco European Growth Fund

laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco European Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $56,475.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,707.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. The Fund, pursuant to the Investor Class Plan, reimburses IDI for its allocated share of expenses incurred pursuant to the Investor Class Plan for the period, up to a maximum annual rate of 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $13,345 in front-end sales commissions from the sale of Class A shares and $103, $28,687 and $557 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco European Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$8,121,678	$—	$—	$8,121,678

Belgium	—	17,101,493	—	17,101,493

Denmark	—	16,867,819	—	16,867,819

France	74,843,216	8,629,607	—	83,472,823

Germany	69,057,700	—	—	69,057,700

Greece	13,735,865	—	—	13,735,865

Ireland	33,993,741	—	—	33,993,741

Italy	4,228,329	—	—	4,228,329

Netherlands	39,635,482	—	—	39,635,482

Norway	17,612,453	19,064,121	—	36,676,574

Russia	6,478,245	13,465,809	—	19,944,054

Spain	6,438,503	—	—	6,438,503

Sweden	54,259,435	—	—	54,259,435

Switzerland	107,576,533	10,469,908	—	118,046,441

Turkey	20,488,142	20,549,548	—	41,037,690

United Kingdom	271,310,328	96,772,320	—	368,082,648

United States	93,692,838	—	—	93,692,838

	$821,472,488	$202,920,625	$—	$1,024,393,113

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,562.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,591 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

13        Invesco European Growth Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions. Under these limitation rules, the Fund is limited to utilizing $44,800,647 of capital loss carryforward in the fiscal year ending October 31, 2011.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$44,800,647

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $102,785,390 and $118,829,603, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$324,987,443

Aggregate unrealized (depreciation) of investment securities	(34,631,771)

Net unrealized appreciation of investment securities	$290,355,672

Cost of investments for tax purposes is $734,037,441.

14        Invesco European Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	548,369	$17,849,127	906,997	$24,886,945

Class B	17,825	558,482	66,960	1,742,084

Class C	57,467	1,756,385	151,508	3,931,229

Class R	63,185	1,978,969	198,310	5,430,864

Class Y	2,472,231	78,662,170	3,963,944	111,220,666

Investor Class	114,187	3,736,704	231,996	6,381,125

Issued as reinvestment of dividends:
Class A	159,206	4,809,610	203,191	5,549,150

Class B	4,949	141,239	10,629	274,323

Class C	8,294	236,950	15,328	395,924

Class R	5,495	165,684	7,027	191,567

Class Y	90,822	2,746,476	22,909	626,323

Investor Class	68,022	2,050,194	86,999	2,371,578

Automatic conversion of Class B shares to Class A shares:
Class A	90,710	2,882,132	212,293	5,820,337

Class B	(96,262)	(2,882,132)	(225,403)	(5,820,337)

Reacquired:(b)
Class A	(1,557,813)	(48,769,622)	(3,894,131)	(106,255,384)

Class B	(114,647)	(3,395,612)	(328,350)	(8,396,206)

Class C	(358,059)	(10,514,128)	(601,401)	(15,424,135)

Class R	(122,519)	(3,834,996)	(270,093)	(7,379,838)

Class Y	(790,566)	(24,834,620)	(979,371)	(26,693,191)

Investor Class	(453,357)	(14,138,304)	(1,320,990)	(36,005,483)

Net increase (decrease) in share activity	207,539	$9,204,708	(1,541,648)	$(37,152,459)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $6,673 and $19,529 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

15        Invesco European Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
			Net gains								expenses		expenses
			(losses)								to average		to average net		Ratio of net
	Net asset		on securities		Dividends	Distributions					net assets		assets without		investment
	value,	Net	(both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$30.81	$0.42	$3.88	$4.30	$(0.37)	$—	$(0.37)	$34.74	14.12%	$462,121	1.43	%(e)	1.44	%(e)	2.69	%(e)	12%
Year ended 10/31/10	26.66	0.29	4.23	4.52	(0.37)	—	(0.37)	30.81	17.12	433,347	1.50		1.51		1.07		25
Year ended 10/31/09	22.86	0.32	5.64	5.96	(0.78)	(1.38)	(2.16)	26.66	29.54	443,525	1.64		1.65		1.48		21
Year ended 10/31/08	49.22	0.63	(23.02)	(22.39)	(0.58)	(3.39)	(3.97)	22.86	(49.17)	426,609	1.49		1.50		1.66		18
Year ended 10/31/07	39.83	0.56	11.52	12.08	(0.31)	(2.38)	(2.69)	49.22	31.84	1,095,988	1.47		1.49		1.28		20
Year ended 10/31/06	31.11	0.31	10.70	11.01	(0.21)	(2.08)	(2.29)	39.83	37.44	768,769	1.58		1.60		0.87		28

Class B
Six months ended 04/30/11	28.92	0.28	3.66	3.94	(0.14)	—	(0.14)	32.72	13.68	29,783	2.18	(e)	2.19	(e)	1.94	(e)	12
Year ended 10/31/10	25.06	0.08	3.97	4.05	(0.19)	—	(0.19)	28.92	16.24	31,767	2.25		2.26		0.32		25
Year ended 10/31/09	21.37	0.15	5.33	5.48	(0.41)	(1.38)	(1.79)	25.06	28.60	39,459	2.39		2.40		0.73		21
Year ended 10/31/08	46.29	0.33	(21.59)	(21.26)	(0.27)	(3.39)	(3.66)	21.37	(49.56)	48,021	2.24		2.25		0.91		18
Year ended 10/31/07	37.63	0.22	10.87	11.09	(0.05)	(2.38)	(2.43)	46.29	30.87	177,053	2.22		2.24		0.53		20
Year ended 10/31/06	29.53	0.04	10.15	10.19	(0.01)	(2.08)	(2.09)	37.63	36.39	161,405	2.33		2.35		0.12		28

Class C
Six months ended 04/30/11	28.95	0.28	3.66	3.94	(0.14)	—	(0.14)	32.75	13.70	54,502	2.18	(e)	2.19	(e)	1.94	(e)	12
Year ended 10/31/10	25.08	0.08	3.98	4.06	(0.19)	—	(0.19)	28.95	16.27	56,637	2.25		2.26		0.32		25
Year ended 10/31/09	21.39	0.15	5.33	5.48	(0.41)	(1.38)	(1.79)	25.08	28.57	59,971	2.39		2.40		0.73		21
Year ended 10/31/08	46.31	0.33	(21.59)	(21.26)	(0.27)	(3.39)	(3.66)	21.39	(49.53)	65,252	2.24		2.25		0.91		18
Year ended 10/31/07	37.65	0.22	10.87	11.09	(0.05)	(2.38)	(2.43)	46.31	30.84	182,178	2.22		2.24		0.53		20
Year ended 10/31/06	29.54	0.04	10.16	10.20	(0.01)	(2.08)	(2.09)	37.65	36.41	103,675	2.33		2.35		0.12		28

Class R
Six months ended 04/30/11	30.68	0.38	3.86	4.24	(0.29)	—	(0.29)	34.63	13.96	17,976	1.68	(e)	1.69	(e)	2.44	(e)	12
Year ended 10/31/10	26.56	0.22	4.21	4.43	(0.31)	—	(0.31)	30.68	16.82	17,578	1.75		1.76		0.82		25
Year ended 10/31/09	22.70	0.27	5.63	5.90	(0.66)	(1.38)	(2.04)	26.56	29.24	16,933	1.89		1.90		1.23		21
Year ended 10/31/08	48.90	0.53	(22.86)	(22.33)	(0.48)	(3.39)	(3.87)	22.70	(49.28)	14,030	1.74		1.75		1.41		18
Year ended 10/31/07	39.60	0.45	11.45	11.90	(0.22)	(2.38)	(2.60)	48.90	31.53	25,129	1.72		1.74		1.03		20
Year ended 10/31/06	30.96	0.22	10.66	10.88	(0.16)	(2.08)	(2.24)	39.60	37.11	11,081	1.83		1.85		0.62		28

Class Y
Six months ended 04/30/11	30.91	0.46	3.87	4.33	(0.44)	—	(0.44)	34.80	14.27	276,715	1.18	(e)	1.19	(e)	2.94	(e)	12
Year ended 10/31/10	26.73	0.36	4.25	4.61	(0.43)	—	(0.43)	30.91	17.44	190,994	1.25		1.26		1.32		25
Year ended 10/31/09	22.87	0.42	5.61	6.03	(0.79)	(1.38)	(2.17)	26.73	29.84	84,793	1.39		1.40		1.73		21
Year ended 10/31/08(g)	28.09	0.03	(5.25)	(5.22)	—	—	—	22.87	(18.58)	5,177	1.34	(f)	1.35	(f)	1.81	(f)	18

Investor Class
Six months ended 04/30/11	30.76	0.44	3.85	4.29	(0.37)	—	(0.37)	34.68	14.18	188,008	1.30	(e)	1.31	(e)	2.82	(e)	12
Year ended 10/31/10	26.61	0.30	4.22	4.52	(0.37)	—	(0.37)	30.76	17.16	175,069	1.47		1.48		1.10		25
Year ended 10/31/09	22.83	0.32	5.64	5.96	(0.80)	(1.38)	(2.18)	26.61	29.58	178,106	1.64		1.65		1.48		21
Year ended 10/31/08	49.14	0.64	(22.98)	(22.34)	(0.58)	(3.39)	(3.97)	22.83	(49.14)	155,205	1.47		1.48		1.69		18
Year ended 10/31/07	39.78	0.56	11.50	12.06	(0.32)	(2.38)	(2.70)	49.14	31.80	376,835	1.47		1.49		1.28		20
Year ended 10/31/06	31.08	0.32	10.69	11.01	(0.23)	(2.08)	(2.31)	39.78	37.50	266,510	1.55		1.57		0.91		28

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are based on average daily net assets (000’s) of $428,038, $30,076, $52,953, $17,325, $221,273 and $174,484 for Class A, Class B, Class C, Class R, Class Y and Investor Class shares, respectively.
(f)	Annualized.
(g)	Commencement date of October 3, 2008.

NOTE 11—Distribution of Settled Enforcement Actions Related to Market Timing

On May 23, 2008, the Securities and Exchange Commission (“SEC”) publicly posted its final approval of the Distribution Plan (“Distribution Plan”) for the distribution of monies placed into Fair Funds created pursuant to a settlement reached on October 8, 2004 between Invesco Funds Group, Inc. (“IFG”) and the SEC. The Fair Funds consists of $325 million, plus interest and any contributions by other settling parties, for distribution to shareholders of certain mutual funds formerly advised by IFG who may have been harmed by market timing and related activity. The Distributions to eligible investors to compensate such investors for injury they may have suffered as a result of market timing in the affected funds has commenced. The Distribution Plan includes a provision for any residual amounts in the Fair Funds to be distributed in the future to the affected funds. Subsequent to period end, the Fund received a residual amount of $4,231,500 from the Fair Funds.

16        Invesco European Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,141.20	$7.59	$1,017.70	$7.15	1.43%

B	1,000.00	1,136.80	11.55	1,013.98	10.89	2.18

C	1,000.00	1,137.00	11.55	1,013.98	10.89	2.18

R	1,000.00	1,139.60	8.91	1,016.46	8.40	1.68

Y	1,000.00	1,142.70	6.27	1,018.94	5.91	1.18

Investor	1,000.00	1,141.80	6.90	1,018.35	6.51	1.30

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco European Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
EGR-SAR-1      Invesco Distributors, Inc.

Invesco Global Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: AGGAX ▪ B: AGGBX ▪ C: AGGCX ▪ Y: AGGYX ▪ Institutional: GGAIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.69%

Class B Shares	12.26

Class C Shares	12.26

Class Y Shares	12.79

Institutional Class Shares	12.93

MSCI World Index▼ (Broad Market Index)	14.75

MSCI World Growth Index▼ (Style-Specific Index)	14.30

Lipper Global Large-Cap Growth Funds Index▼ (Peer Group Index)	12.90

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries.
     The Lipper Global Large-Cap Growth Funds Index is an unmanaged index considered representative of global large-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Growth Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (9/15/94)	6.36%

10 Years	3.39

5 Years	1.80

1 Year	13.56

Class B Shares

Inception (9/15/94)	6.45%

10 Years	3.45

5 Years	1.83

1 Year	14.28

Class C Shares

Inception (8/4/97)	3.03%

10 Years	3.29

5 Years	2.19

1 Year	18.22

Class Y Shares

10 Years	4.04%

5 Years	3.10

1 Year	20.43

Institutional Class Shares

10 Years	4.21%

5 Years	3.42

1 Year	20.82
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end, including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	6.06%

10 Years	3.59

5 Years	1.26

1 Year	6.53

Class B Shares

Inception (9/15/94)	6.14%

10 Years	3.65

5 Years	1.28

1 Year	6.86

Class C Shares

Inception (8/4/97)	2.66%

10 Years	3.50

5 Years	1.64

1 Year	10.86

Class Y Shares

10 Years	4.24%

5 Years	2.55

1 Year	12.98

Institutional Class Shares

10 Years	4.41%

5 Years	2.87

1 Year	13.34
Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.63%, 2.38%, 2.38%, 1.38% and 1.08%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco Global Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.“1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Global Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.50%
Australia–5.35%
BHP Billiton Ltd.	111,738	$5,648,458

Cochlear Ltd.	24,261	2,142,399

QBE Insurance Group Ltd.	107,777	2,216,699

WorleyParsons Ltd.	99,526	3,325,177

		13,332,733

Belgium–1.56%
Anheuser-Busch InBev N.V.	60,948	3,892,934

Brazil–1.22%
Banco Bradesco S.A.–ADR	150,189	3,038,323

Canada–1.70%
Suncor Energy, Inc.	59,835	2,758,647

Talisman Energy, Inc.	61,068	1,475,213

		4,233,860

China–1.07%
Industrial & Commercial Bank of China Ltd.–Class H	3,145,000	2,670,357

Denmark–1.56%
Novo Nordisk A.S.–Class B	30,544	3,873,066

France–6.00%
BNP Paribas	36,663	2,902,116

Cap Gemini	47,923	2,904,880

Cie Generale des Etablissements Michelin–Class B	19,491	1,954,033

Danone S.A.	42,896	3,142,886

Lafarge S.A.	22,914	1,621,822

Total S.A.	37,635	2,409,785

		14,935,522

Germany–5.19%
Adidas AG	40,614	3,024,126

Bayer AG	27,833	2,447,273

Bayerische Motoren Werke AG	26,837	2,531,457

Fresenius Medical Care AG & Co. KGaA	28,815	2,265,101

SAP AG	41,428	2,669,837

		12,937,794

Hong Kong–1.20%
Hutchison Whampoa Ltd.	134,000	1,535,223

Li & Fung Ltd.	284,000	1,451,778

		2,987,001

India–1.13%
Infosys Technologies Ltd.–ADR	43,282	2,821,121

Indonesia–0.68%
PT Perusahaan Gas Negara	3,626,000	1,697,994

Ireland–2.82%
Accenture PLC, Class A	66,297	3,787,548

Cooper Industries PLC	30,990	2,043,791

Ingersoll-Rand PLC	23,724	1,198,062

		7,029,401

Israel–1.76%
Teva Pharmaceutical Industries Ltd.–ADR	95,663	4,374,669

Japan–6.97%
Canon, Inc.	70,900	3,345,117

Fanuc Ltd.	12,500	2,089,633

Keyence Corp.	9,300	2,451,671

Komatsu Ltd.	68,400	2,412,174

Nidec Corp.	35,700	3,117,149

Toyota Motor Corp.	52,000	2,069,747

Yamada Denki Co., Ltd.	26,680	1,877,047

		17,362,538

Mexico–1.71%
America Movil S.A.B. de C.V., Series L–ADR	37,590	2,150,148

Grupo Televisa S.A.–ADR(a)	89,385	2,120,212

		4,270,360

Netherlands–1.88%
Koninklijke Ahold N.V.	118,838	1,668,858

Unilever N.V.	91,725	3,019,489

		4,688,347

Philippines–0.14%
Philippine Long Distance Telephone Co.	5,815	337,085

Russia–1.28%
Gazprom OAO–ADR	188,662	3,200,758

Singapore–0.71%
United Overseas Bank Ltd.	110,000	1,764,718

South Korea–2.55%
Hyundai Mobis	12,012	4,039,564

NHN Corp.(a)	11,679	2,316,116

		6,355,680

Spain–0.74%
Amadeus IT Holding S.A.–Class A(a)	87,628	1,835,667

Sweden–2.78%
Swedbank A.B.–Class A	107,395	2,037,896

Telefonaktiebolaget LM Ericsson–Class B	156,261	2,373,942

Volvo A.B.–Class B	128,514	2,523,763

		6,935,601

Switzerland–7.18%
ABB Ltd.(a)	91,833	2,529,220

Julius Baer Group Ltd.(a)	53,529	2,500,742

Nestle S.A.	51,698	3,208,718

Novartis AG	60,211	3,573,549

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Growth Fund

	Shares	Value

Switzerland–(continued)

Roche Holding AG	19,694	$3,193,560

Syngenta AG	8,149	2,883,043

		17,888,832

Taiwan–1.72%
Hon Hai Precision Industry Co., Ltd.	502,280	1,909,090

Taiwan Semiconductor Manufacturing Co. Ltd.	925,428	2,381,344

		4,290,434

United Kingdom–14.14%
BG Group PLC	111,047	2,856,902

British American Tobacco PLC	42,418	1,850,025

Centrica PLC	442,571	2,375,131

Compass Group PLC	346,742	3,385,411

Imperial Tobacco Group PLC	136,976	4,820,915

Kingfisher PLC	518,361	2,382,518

Next PLC	69,120	2,582,797

Reed Elsevier PLC	229,417	2,031,056

Royal Dutch Shell PLC–Class B	83,253	3,236,061

Tesco PLC	405,404	2,736,081

Vodafone Group PLC	1,117,556	3,203,370

WPP PLC	287,216	3,749,367

		35,209,634

United States–23.46%
Amazon.com, Inc.(a)	15,596	3,064,614

Apple Inc.(a)	18,281	6,365,993

Broadcom Corp., Class A(a)	42,632	1,499,794

Cameron International Corp.(a)	47,911	2,525,868

Cardinal Health, Inc.	64,386	2,813,024

Carnival Corp.(b)	29,459	1,121,504

Chubb Corp. (The)	19,668	1,282,157

Comcast Corp.–Class A	108,314	2,842,159

Corning, Inc.	53,235	1,114,741

Costco Wholesale Corp.	34,625	2,801,855

Delta Air Lines, Inc.(a)	167,633	1,740,031

DIRECTV, Class A(a)	50,645	2,460,841

Exxon Mobil Corp.	13,865	1,220,120

Gilead Sciences, Inc.(a)	47,589	1,848,357

Google, Inc.–Class A(a)	4,909	2,670,987

Home Depot, Inc. (The)	31,336	1,163,819

Johnson Controls, Inc.	35,141	1,440,781

JPMorgan Chase & Co.	31,828	1,452,312

Medco Health Solutions, Inc.(a)	26,773	1,588,442

Microsoft Corp.	110,825	2,883,667

Mosaic Co. (The)	13,050	976,923

Occidental Petroleum Corp.	37,003	4,229,073

PepsiCo, Inc.	32,392	2,231,485

UnitedHealth Group, Inc.	106,170	5,226,749

Visa Inc.–Class A	10,607	828,618

Wal-Mart Stores, Inc.	19,155	1,053,141

		58,447,055

Total Common Stocks & Other Equity Interests (Cost $182,220,947)		240,411,484

Money Market Funds–2.95%
Liquid Assets Portfolio–Institutional Class(c)	3,674,377	3,674,377

Premier Portfolio–Institutional Class(c)	3,674,377	3,674,377

Total Money Market Funds (Cost $7,348,754)		7,348,754

TOTAL INVESTMENTS–99.45% (Cost $189,569,701)		247,760,238

OTHER ASSETS LESS LIABILITIES–0.55%		1,358,978

NET ASSETS–100.00%		$249,119,216

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	Each unit represents one common share with paired trust share.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Consumer Discretionary	18.2%

Information Technology	17.7

Health Care	13.4

Consumer Staples	12.2

Energy	10.9

Financials	8.0

Industrials	7.7

Materials	4.5

Telecommunication Services	2.3

Utilities	1.6

Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $182,220,947)	$240,411,484

Investments in affiliated money market funds, at value and cost	7,348,754

Total investments, at value (Cost $189,569,701)	247,760,238

Receivable for:
Investments sold	2,946,443

Fund shares sold	49,307

Dividends	773,646

Investment for trustee deferred compensation and retirement plans	54,486

Other assets	112,639

Total assets	251,696,759

Liabilities:
Payable for:
Investments purchased	1,794,320

Fund shares reacquired	260,125

Foreign currency overdraft	84,600

Accrued fees to affiliates	217,442

Accrued other operating expenses	112,558

Trustee deferred compensation and retirement plans	108,498

Total liabilities	2,577,543

Net assets applicable to shares outstanding	$249,119,216

Net assets consist of:
Shares of beneficial interest	$214,361,744

Undistributed net investment income	255,577

Undistributed net realized gain (loss)	(23,741,045)

Unrealized appreciation	58,242,940

$249,119,216

Net Assets:
Class A	$220,113,508

Class B	$14,394,157

Class C	$13,144,537

Class Y	$1,457,408

Institutional Class	$9,606

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	8,815,959

Class B	613,849

Class C	560,523

Class Y	58,250

Institutional Class	384.5

Class A:
Net asset value per share	$24.97

Maximum offering price per share
(Net asset value of $24.97 divided by 94.50%)	$26.42

Class B:
Net asset value and offering price per share	$23.45

Class C:
Net asset value and offering price per share	$23.45

Class Y:
Net asset value and offering price per share	$25.02

Institutional Class:
Net asset value and offering price per share	$24.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $184,859)	$2,389,705

Dividends from affiliated money market funds	4,807

Total investment income	2,394,512

Expenses:
Advisory fees	952,743

Administrative services fees	47,227

Custodian fees	46,932

Distribution fees:
Class A	261,366

Class B	74,871

Class C	63,765

Transfer agent fees — A, B, C and Y	449,349

Transfer agent fees — Institutional	4

Trustees’ and officers’ fees and benefits	11,050

Other	125,053

Total expenses	2,032,360

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(8,339)

Net expenses	2,024,021

Net investment income	370,491

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $110,633)	6,860,662

Foreign currencies	(12,926)

6,847,736

Change in net unrealized appreciation of:
Investment securities	21,266,130

Foreign currencies	35,189

21,301,319

Net realized and unrealized gain	28,149,055

Net increase in net assets resulting from operations	$28,519,546

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$370,491	$828,552

Net realized gain	6,847,736	22,065,299

Change in net unrealized appreciation	21,301,319	10,226,276

Net increase in net assets resulting from operations	28,519,546	33,120,127

Distributions to shareholders from net investment income:
Class A	(1,239,533)	(1,916,459)

Class B	—	(44,533)

Class C	—	(31,053)

Class Y	(11,973)	(15,589)

Institutional Class	(99)	(14,783)

Total distributions from net investment income	(1,251,605)	(2,022,417)

Share transactions–net:
Class A	(12,239,125)	(23,159,258)

Class B	(3,029,934)	(5,859,939)

Class C	(1,235,979)	(2,005,362)

Class Y	183,294	(413,474)

Institutional Class	-0-	(1,016,753)

Net increase (decrease) in net assets resulting from share transactions	(16,321,744)	(32,454,786)

Net increase (decrease) in net assets	10,946,197	(1,357,076)

Net assets:
Beginning of period	238,173,019	239,530,095

End of period (includes undistributed net investment income of $255,577 and $1,136,691, respectively)	$249,119,216	$238,173,019

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco Global Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco Global Growth Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco Global Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees for reimbursed expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $5,932.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $957.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $7,795 in front-end sales commissions from the sale of Class A shares and $1, $10,609 and $262 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco Global Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$2,142,399	$11,190,334	$—	$13,332,733

Belgium	—	3,892,934	—	3,892,934

Brazil	3,038,323	—	—	3,038,323

Canada	4,233,860	—	—	4,233,860

China	—	2,670,357	—	2,670,357

Denmark	—	3,873,066	—	3,873,066

France	14,935,522	—	—	14,935,522

Germany	12,937,794	—	—	12,937,794

Hong Kong	1,451,778	1,535,223	—	2,987,001

India	2,821,121	—	—	2,821,121

Indonesia	—	1,697,994	—	1,697,994

Ireland	7,029,401	—	—	7,029,401

Israel	4,374,669	—	—	4,374,669

Japan	2,069,747	15,292,791	—	17,362,538

Mexico	4,270,360	—	—	4,270,360

Netherlands	4,688,347	—	—	4,688,347

Philippines	—	337,085	—	337,085

Russia	—	3,200,758	—	3,200,758

Singapore	—	1,764,718	—	1,764,718

South Korea	2,316,116	4,039,564	—	6,355,680

Spain	1,835,667	—	—	1,835,667

Sweden	6,935,601	—	—	6,935,601

Switzerland	15,359,612	2,529,220	—	17,888,832

Taiwan	—	4,290,434	—	4,290,434

United Kingdom	24,859,003	10,350,631	—	35,209,634

United States	65,795,809	—	—	65,795,809

Total Investments	$181,095,129	$66,665,109	$—	$247,760,238

13        Invesco Global Growth Fund

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $0 and securities sales of $296,562, which resulted in net realized gains of $110,633.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,450.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $998 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2011	$11,321,620

October 31, 2017	19,241,803

Total capital loss carryforward	$30,563,423

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Global Growth Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $33,769,706 and $51,497,330, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$62,288,137

Aggregate unrealized (depreciation) of investment securities	(4,122,958)

Net unrealized appreciation of investment securities	$58,165,179

Cost of investments for tax purposes is $189,595,059.

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	252,729	$4,184,117	369,644	$7,576,455

Class B	22,520	490,750	73,955	1,425,575

Class C	33,404	733,653	54,666	1,053,568

Class Y	22,734	524,917	8,976	180,706

Institutional Class	—	—	1,662	34,382

Issued as reinvestment of dividends:
Class A	49,850	1,132,581	85,489	1,755,933

Class B	—	—	2,252	43,653

Class C	—	—	1,524	29,524

Class Y	476	10,826	624	12,836

Institutional Class	—	—	720	14,783

Automatic conversion of Class B shares to Class A shares:
Class A	8,463	1,981,282	197,229	4,038,825

Class B	(59,985)	(1,981,282)	(209,783)	(4,038,825)

Reacquired:(b)
Class A	(842,733)	(19,537,105)	(1,793,200)	(36,530,471)

Class B	(100,660)	(1,539,402)	(170,768)	(3,290,342)

Class C	(89,866)	(1,969,632)	(160,175)	(3,088,454)

Class Y	(15,162)	(352,449)	(30,720)	(607,016)

Institutional Class	—	—	(53,726.5)	(1,065,918)

Net increase (decrease) in share activity	(718,230)	$(16,321,744)	(1,621,630.5)	$(32,454,786)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 25% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. In addition, less than 1% of the outstanding shares of the Fund are owned by Invesco or an investment adviser under common control with Invesco.
(b)	Net of redemption fees of $204 and $805 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

15        Invesco Global Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

										Ratio of		Ratio of
										expenses		expenses
			Net gains							to average		to average net		Ratio of net
	Net asset	Net	(losses) on			Dividends				net assets		assets without		investment
	value,	investment	securities (both		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and		investment	investment	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)		operations	income	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$22.30	$0.05	$2.76		$2.81	$(0.14)	$24.97	12.64%	$220,114	1.61	%(e)	1.62	%(e)	0.40	%(e)	15%
Year ended 10/31/10	19.51	0.09	2.88		2.97	(0.18)	22.30	15.33	208,436	1.62		1.63		0.44		41
Year ended 10/31/09	16.56	0.14	3.05	(f)	3.19	(0.24)	19.51	19.62 (f)	204,605	1.79		1.80		0.83		40
Year ended 10/31/08	28.18	0.24	(11.80)		(11.56)	(0.06)	16.56	(41.11)	190,275	1.59		1.60		1.00		48
Year ended 10/31/07	22.94	0.12	5.22		5.34	(0.10)	28.18	23.35	355,538	1.53		1.57		0.47		38
Year ended 10/31/06	19.02	0.06	3.99		4.05	(0.13)	22.94	21.39	310,028	1.62		1.68		0.28		42

Class B
Six months ended 04/30/11	20.90	(0.04)	2.59		2.55	—	23.45	12.20	14,394	2.36	(e)	2.37	(e)	(0.35	)(e)	15
Year ended 10/31/10	18.29	(0.06)	2.71		2.65	(0.04)	20.90	14.53	15,713	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.86	(f)	2.87	(0.00)	18.29	18.64 (f)	19,325	2.54		2.55		0.08		40
Year ended 10/31/08	26.37	0.06	(11.01)		(10.95)	—	15.42	(41.52)	25,426	2.34		2.35		0.25		48
Year ended 10/31/07	21.54	(0.07)	4.90		4.83	—	26.37	22.42	79,333	2.28		2.32		(0.28)		38
Year ended 10/31/06	17.87	(0.09)	3.76		3.67	—	21.54	20.54	90,571	2.37		2.43		(0.47)		42

Class C
Six months ended 04/30/11	20.90	(0.04)	2.59		2.55	—	23.45	12.20	13,145	2.36	(e)	2.37	(e)	(0.35	)(e)	15
Year ended 10/31/10	18.30	(0.06)	2.70		2.64	(0.04)	20.90	14.47	12,893	2.37		2.38		(0.31)		41
Year ended 10/31/09	15.42	0.01	2.87	(f)	2.88	(0.00)	18.30	18.71 (f)	13,192	2.54		2.55		0.08		40
Year ended 10/31/08	26.38	0.06	(11.02)		(10.96)	—	15.42	(41.55)	12,719	2.34		2.35		0.25		48
Year ended 10/31/07	21.55	(0.07)	4.90		4.83	—	26.38	22.41	27,878	2.28		2.32		(0.28)		38
Year ended 10/31/06	17.88	(0.09)	3.76		3.67	—	21.55	20.52	24,565	2.37		2.43		(0.47)		42

Class Y
Six months ended 04/30/11	22.37	0.07	2.77		2.84	(0.19)	25.02	12.79	1,457	1.36	(e)	1.37	(e)	0.65	(e)	15
Year ended 10/31/10	19.57	0.14	2.89		3.03	(0.23)	22.37	15.58	1,123	1.37		1.38		0.69		41
Year ended 10/31/09	16.57	0.19	3.05	(f)	3.24	(0.24)	19.57	19.93 (f)	1,395	1.54		1.55		1.08		40
Year ended 10/31/08(g)	19.00	0.01	(2.44)		(2.43)	—	16.57	(12.79)	821	1.45	(h)	1.46	(h)	1.14	(h)	48

Institutional Class
Six months ended 04/30/11	22.37	0.10	2.77		2.87	(0.26)	24.98	12.93	10	1.07	(e)	1.08	(e)	0.94	(e)	15
Year ended 10/31/10	19.59	0.20	2.89		3.09	(0.31)	22.37	15.93	9	1.07		1.08		0.99		41
Year ended 10/31/09	16.65	0.26	3.05	(f)	3.31	(0.37)	19.59	20.49 (f)	1,013	1.07		1.08		1.55		40
Year ended 10/31/08	28.19	0.30	(11.77)		(11.47)	(0.07)	16.65	(40.79)	1,010	1.08		1.09		1.51		48
Year ended 10/31/07(g)	27.11	0.02	1.06		1.08	—	28.19	3.98	10	1.05	(h)	1.05	(h)	0.94	(h)	38

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is annualized and calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s) of $210,825, $15,098, $12,859, $1,368 and $9 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received Net gains (losses) on securities (both realized and unrealized) per share would have been $2.93, $2.74, $2.75, $2.93 and $2.93 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively and total returns would have been lower.
(g)	Commencement date for Class Y and Institutional Class shares was October 3, 2008 and September 28, 2007, respectively.
(h)	Annualized.

NOTE 12—Proposed Reorganization

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Global Advantage Fund (the “Target Fund”) in exchange for shares of the Fund.
  The Agreement requires approval of the Target Fund’s shareholders. The Agreement was submitted to the Target Fund’s shareholders for their consideration at meetings held in April and May, 2011, which have been further adjourned until June 30, 2011.

16        Invesco Global Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,126.90	$8.49	$1,016.81	$8.05	1.61%

B	1,000.00	1,122.60	12.42	1,013.09	11.78	2.36

C	1,000.00	1,122.60	12.42	1,013.09	11.78	2.36

Y	1,000.00	1,127.90	7.18	1,018.05	6.80	1.36

Institutional	1,000.00	1,129.30	5.65	1,019.49	5.36	1.07

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco Global Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GLG-SAR-1      Invesco Distributors, Inc.

Invesco Global Small & Mid Cap Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: AGAAX ▪ B: AGABX ▪ C: AGACX ▪ Y: AGAYX ▪ Institutional: GAIIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.61%

Class B Shares	13.21

Class C Shares	13.13

Class Y Shares	13.71

Institutional Class Shares	13.88

MSCI World Index▼ (Broad Market Index)	14.75

MSCI World Growth Index▼ (Style-Specific Index)	14.30

Lipper Global Small/Mid-Cap Funds Category Average▼ (Peer Group)	15.62

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The MSCI World Growth Index is an unmanaged index considered representative of growth stocks of developed countries.
     The Lipper Global Small/Mid-Cap Funds Category Average represents an average of all of the funds in the Lipper Global Small/Mid-Cap Funds category.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Small & Mid Cap Growth Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (9/15/94)	8.88%

10 Years	7.09

5 Years	3.32

1 Year	16.36

Class B Shares

Inception (9/15/94)	8.97%

10 Years	7.15

5 Years	3.44

1 Year	17.26

Class C Shares

Inception (8/4/97)	5.67%

10 Years	7.00

5 Years	3.72

1 Year	21.24

Class Y Shares

10 Years	7.78%

5 Years	4.64

1 Year	23.45

Institutional Class Shares

10 Years	7.93%

5 Years	4.93

1 Year	23.81
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Institutional Class shares incepted on September 28, 2007. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (9/15/94)	8.56%

10 Years	7.37

5 Years	2.92

1 Year	11.47

Class B Shares

Inception (9/15/94)	8.64%

10 Years	7.44

5 Years	3.04

1 Year	12.05

Class C Shares

Inception (8/4/97)	5.27%

10 Years	7.29

5 Years	3.32

1 Year	16.11

Class Y Shares

10 Years	8.06%

5 Years	4.24

1 Year	18.29

Institutional Class Shares

10 Years	8.21%

5 Years	4.53

1 Year	18.54
principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Institutional Class shares was 1.46%, 2.21%, 2.21%, 1.21% and 0.93%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco Global Small & Mid Cap Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds.
As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco Global Small & Mid Cap Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.78%(a)
Australia–0.51%
Computershare Ltd.	357,800	$3,798,425

Brazil–2.98%
Cielo S.A.	1,491,200	13,931,757

Companhia de Transmissao de Energia Eletrica Paulista–Rts.(b)	2,166	1,788

Duratex S.A.	770,700	8,101,038

		22,034,583

Canada–7.42%
Astral Media, Inc., Class A	158,400	6,164,186

Fairfax Financial Holdings Ltd.	20,671	8,350,131

MacDonald, Dettwiler and Associates Ltd.	105,312	6,347,222

Onex Corp.	302,723	11,361,314

Open Text Corp.(b)	92,641	5,676,575

Paramount Resources Ltd., Class A	168,732	5,244,445

Precision Drilling Corp.(b)	777,655	11,781,157

		54,925,030

China–1.80%
Lee & Man Paper Manufacturing Ltd.	7,503,000	5,390,891

NetEase.com, Inc.–ADR(b)	161,422	7,954,876

		13,345,767

France–0.75%
Faurecia	133,450	5,518,836

Germany–1.08%
Deutsche Boerse AG	96,354	8,008,188

Greece–0.94%
Intralot S.A.	1,953,016	6,973,078

Hong Kong–0.50%
Hongkong Land Holdings Ltd.	497,000	3,722,530

Indonesia–1.64%
PT Perusahaan Gas Negara	25,969,500	12,161,077

Ireland–2.39%
Cooper Industries PLC	82,161	5,418,518

DCC PLC	366,961	12,232,186

		17,650,704

Israel–0.68%
Check Point Software Technologies Ltd.(b)	91,907	5,048,452

Japan–4.13%
EXEDY Corp.	549,200	17,597,299

PIGEON Corp.	153,500	5,285,122

THK Co., Ltd.	298,500	7,655,872

		30,538,293

Mexico–1.34%
America Movil S.A.B. de C.V., Series L–ADR	173,500	9,924,200

Netherlands–0.46%
LyondellBasell Industries N.V., Class A	76,658	3,411,281

Philippines–5.77%
Ayala Corp.	2,778,794	25,424,918

Energy Development Corp.	108,836,000	17,220,841

		42,645,759

Russia–0.73%
VimpelCom Ltd.–ADR	370,246	5,394,484

Singapore–0.49%
Avago Technologies Ltd.	108,696	3,636,968

South Africa–2.30%
AngloGold Ashanti Ltd.–ADR	87,789	4,475,483

Naspers Ltd., Class N	208,079	12,541,849

		17,017,332

South Korea–1.28%
NHN Corp.(b)	47,557	9,431,246

Spain–0.68%
Prosegur, Compania de Seguridad S.A.	82,257	5,026,880

Sweden–1.03%
Kinnevik Investment A.B., Class B	294,904	7,617,609

Switzerland–2.43%
Aryzta AG	217,713	11,966,301

Foster Wheeler AG(b)	169,674	6,035,304

		18,001,605

Thailand–1.63%
Siam Commercial Bank PCL	3,089,900	12,033,387

Turkey–3.59%
Haci Omer Sabanci Holding A.S.	1,770,697	9,481,301

Tupras-Turkiye Petrol Rafinerileri A.S.	524,455	17,093,741

		26,575,042

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Small & Mid Cap Growth Fund

	Shares	Value

United Kingdom–17.27%
African Barrick Gold Ltd.	576,174	$5,084,800

Bunzl PLC	443,869	5,516,305

Chemring Group PLC	955,565	10,694,378

Compass Group PLC	611,853	5,973,819

Homeserve PLC	2,048,957	16,726,137

IG Group Holdings PLC	1,623,859	12,667,347

Informa PLC	1,662,227	11,584,708

International Power PLC	1,850,270	10,217,824

Lancashire Holdings Ltd.	637,330	6,866,644

Micro Focus International PLC	906,497	5,625,300

Playtech Ltd.	554,800	2,991,047

Shire PLC	575,484	17,822,517

Ultra Electronics Holdings PLC	288,643	8,331,539

United Business Media Ltd.	338,848	3,418,711

William Hill PLC	1,137,590	4,261,408

		127,782,484

United States–28.96%
Aetna, Inc.	83,141	3,440,375

Affiliated Managers Group, Inc.(b)	50,666	5,526,647

AGCO Corp.(b)	85,823	4,941,688

Albemarle Corp.	65,805	4,642,543

Alpha Natural Resources, Inc.(b)	54,175	3,151,360

Altera Corp.	90,410	4,402,967

Amphenol Corp., Class A	88,276	4,935,511

BE Aerospace, Inc.(b)	113,894	4,395,169

BorgWarner, Inc.(b)	65,450	5,055,358

Brookdale Senior Living, Inc.(b)	116,260	3,166,922

CareFusion Corp.(b)	127,015	3,730,431

Cavium Networks, Inc.(b)	60,151	2,840,330

Citrix Systems, Inc.(b)	72,888	6,147,374

Coach, Inc.	138,105	8,260,060

Cognizant Technology Solutions Corp., Class A(b)	57,032	4,727,953

Concho Resources Inc.(b)	42,089	4,497,210

DaVita, Inc.(b)	56,785	5,002,191

Dick’s Sporting Goods, Inc.(b)	96,544	3,951,546

F5 Networks, Inc.(b)	44,516	4,512,142

Flowserve Corp.	37,454	4,742,425

Gardner Denver, Inc.	56,829	4,910,594

Hertz Global Holdings, Inc.(b)	244,977	4,216,054

Hospira, Inc.(b)	110,292	6,256,865

Jones Lang LaSalle, Inc.	46,156	4,725,451

Moody’s Corp.	160,501	6,282,009

Nalco Holding Co.	138,818	4,054,874

Navistar International Corp.(b)	101,500	7,056,280

NetApp, Inc.(b)	111,310	5,785,894

NII Holdings, Inc.(b)	116,140	4,829,101

Nordstrom, Inc.	104,899	4,987,947

O’Reilly Automotive, Inc.(b)	81,217	4,796,676

Oil States International, Inc.(b)	51,767	4,297,179

Pioneer Natural Resources Co.	66,006	6,747,793

Quest Diagnostics, Inc.	72,072	4,063,419

Robert Half International, Inc.	155,616	4,719,833

Salesforce.com, Inc.(b)	42,267	5,858,206

Starwood Hotels & Resorts Worldwide, Inc.	134,977	8,040,580

Stillwater Mining Co.(b)	154,376	3,521,317

Teradata Corp.(b)	92,905	5,195,248

Terex Corp.(b)	146,606	5,098,957

TIBCO Software, Inc.(b)	117,131	3,512,759

Ulta Salon, Cosmetics & Fragrance, Inc.(b)	77,557	4,125,257

United Therapeutics Corp.(b)	56,795	3,802,993

Universal Health Services, Inc., Class B	97,428	5,337,106

		214,292,594

Total Common Stocks & Other Equity Interests (Cost $494,780,263)		686,515,834

Preferred Stocks–0.95%(a)
Brazil–0.95%
Companhia de Transmissao de Energia Eletrica Paulista–Pfd. (Cost $5,406,331)	218,100	7,032,669

Money Market Funds–6.34%
Liquid Assets Portfolio–Institutional Class(c)	23,455,141	23,455,141

Premier Portfolio–Institutional Class(c)	23,455,141	23,455,141

Total Money Market Funds (Cost $46,910,282)		46,910,282

TOTAL INVESTMENTS–100.07% (Cost $547,096,876)		740,458,785

OTHER ASSETS LESS LIABILITIES–(0.07)%		(525,976)

NET ASSETS–100.00%		$739,932,809

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Small & Mid Cap Growth Fund

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	16.5%

Industrials	15.9

Consumer Discretionary	15.3

Information Technology	15.2

Energy	7.2

Health Care	7.1

Utilities	6.3

Materials	5.2

Telecommunication Services	2.7

Consumer Staples	2.3

Money Market Funds Plus Other Assets Less Liabilities	6.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Small & Mid Cap Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $500,186,594)	$693,548,503

Investments in affiliated money market funds, at value and cost	46,910,282

Total investments, at value (Cost $547,096,876)	740,458,785

Foreign currencies, at value (Cost $283,302)	284,592

Receivable for:
Investments sold	914,229

Fund shares sold	421,766

Dividends	1,223,165

Investment for trustee deferred compensation and retirement plans	71,491

Other assets	390,009

Total assets	743,764,037

Liabilities:
Payable for:
Investments purchased	910,844

Fund shares reacquired	1,046,383

Accrued fees to affiliates	511,424

Accrued other operating expenses	1,170,067

Trustee deferred compensation and retirement plans	192,510

Total liabilities	3,831,228

Net assets applicable to shares outstanding	$739,932,809

Net assets consist of:
Shares of beneficial interest	$502,496,552

Undistributed net investment income	4,850,312

Undistributed net realized gain	39,151,439

Unrealized appreciation	193,434,506

$739,932,809

Net Assets:
Class A	$634,250,470

Class B	$32,242,362

Class C	$29,872,041

Class Y	$9,455,208

Institutional Class	$34,112,728

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	30,184,232

Class B	1,741,839

Class C	1,612,755

Class Y	448,934

Institutional Class	1,625,633

Class A:
Net asset value per share	$21.01

Maximum offering price per share (Net asset value of $21.01 divided by 94.50%)	$22.23

Class B:
Net asset value and offering price per share	$18.51

Class C:
Net asset value and offering price per share	$18.52

Class Y:
Net asset value and offering price per share	$21.06

Institutional Class:
Net asset value and offering price per share	$20.98

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Small & Mid Cap Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $413,110)	$10,208,844

Dividends from affiliated money market funds	23,043

Interest	1,210

Total investment income	10,233,097

Expenses:
Advisory fees	2,704,393

Administrative services fees	99,428

Custodian fees	118,703

Distribution fees:
Class A	741,864

Class B	164,075

Class C	136,029

Transfer agent fees — A, B, C and Y	908,070

Transfer agent fees — Institutional	3,519

Trustees’ and officers’ fees and benefits	17,879

Other	126,185

Total expenses	5,020,145

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(32,033)

Net expenses	4,988,112

Net investment income	5,244,985

Realized and unrealized gain from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $4,758,396)	50,946,688

Foreign currencies	(42,202)

50,904,486

Change in net unrealized appreciation of:
Investment securities	33,411,073

Foreign currencies	33,541

33,444,614

Net realized and unrealized gain	84,349,100

Net increase in net assets resulting from operations	$89,594,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Global Small & Mid Cap Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$5,244,985	$2,130,787

Net realized gain	50,904,486	69,493,346

Change in net unrealized appreciation	33,444,614	77,046,675

Net increase in net assets resulting from operations	89,594,085	148,670,808

Distributions to shareholders from net investment income:
Class A	(2,433,351)	(2,235,495)

Class Y	(52,803)	(31,453)

Institutional Class	(261,973)	(237,117)

Total distributions from net investment income	(2,748,127)	(2,504,065)

Share transactions–net:
Class A	(29,943,466)	(57,139,426)

Class B	(6,215,710)	(12,402,494)

Class C	78,771	418,837

Class Y	414,341	1,847,893

Institutional Class	2,605,560	(2,051,832)

Net increase (decrease) in net assets resulting from share transactions	(33,060,504)	(69,327,022)

Net increase in net assets	53,785,454	76,839,721

Net assets:
Beginning of period	686,147,355	609,307,634

End of period (includes undistributed net investment income of $4,850,312 and $2,353,454, respectively)	$739,932,809	$686,147,355

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Small & Mid Cap Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by

10        Invesco Global Small & Mid Cap Growth Fund

independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

11        Invesco Global Small & Mid Cap Growth Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

12        Invesco Global Small & Mid Cap Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.80%

Next $250 million	0.78%

Next $500 million	0.76%

Next $1.5 billion	0.74%

Next $2.5 billion	0.72%

Next $2.5 billion	0.70%

Next $2.5 billion	0.68%

Over $10 billion	0.66%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees for reimbursed expenses during the period under this expense limitation.
  The Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $27,294.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $1,748.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $22,499 in front-end sales commissions from the sale of Class A shares and $11, $25,751 and $450 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

13        Invesco Global Small & Mid Cap Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$3,798,425	$—	$—	$3,798,425

Brazil	29,067,252	—	—	29,067,252

Canada	54,925,030	—	—	54,925,030

China	13,345,767	—	—	13,345,767

France	—	5,518,836	—	5,518,836

Germany	8,008,188	—	—	8,008,188

Greece	6,973,078	—	—	6,973,078

Hong Kong	3,722,530	—	—	3,722,530

Indonesia	—	12,161,077	—	12,161,077

Ireland	17,650,704	—	—	17,650,704

Israel	5,048,452	—	—	5,048,452

Japan	—	30,538,293	—	30,538,293

Mexico	9,924,200	—	—	9,924,200

Netherlands	3,411,281	—	—	3,411,281

Philippines	25,424,918	17,220,841	—	42,645,759

Russia	5,394,484	—	—	5,394,484

Singapore	3,636,968	—	—	3,636,968

South Africa	4,475,483	12,541,849	—	17,017,332

South Korea	9,431,246	—	—	9,431,246

Spain	5,026,880	—	—	5,026,880

Sweden	7,617,609	—	—	7,617,609

Switzerland	18,001,605	—	—	18,001,605

Thailand	—	12,033,387	—	12,033,387

Turkey	9,481,301	17,093,741	—	26,575,042

United Kingdom	89,029,051	38,753,433	—	127,782,484

United States	261,202,876	—	—	261,202,876

Total Investments	$594,597,328	$145,861,457	$—	$740,458,785

NOTE 4—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or

14        Invesco Global Small & Mid Cap Growth Fund

common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2011, the Fund engaged in securities purchases of $15,196,361 and securities sales of $31,552,111, which resulted in net realized gains of $4,758,396.

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,991.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,406 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$10,283,479

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $211,189,641 and $150,347,474, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$215,134,367

Aggregate unrealized (depreciation) of investment securities	(23,242,025)

Net unrealized appreciation of investment securities	$191,892,342

Cost of investments for tax purposes is $548,566,443.

15        Invesco Global Small & Mid Cap Growth Fund

NOTE 10—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	1,007,308	$19,661,280	1,639,314	$27,277,998

Class B	79,061	1,355,467	187,227	2,716,125

Class C	206,793	3,544,901	321,713	4,823,586

Class Y	103,908	2,001,967	230,707	3,850,932

Institutional Class	169,969	3,246,859	55,143	913,868

Issued as reinvestment of dividends:
Class A	124,920	2,353,483	138,020	2,154,485

Class Y	2,680	50,544	1,914	29,910

Institutional Class	3,330	62,538	3,525	54,849

Automatic conversion of Class B shares to Class A shares:
Class A	209,130	4,074,314	542,311	8,915,319

Class B	(237,225)	(4,074,314)	(613,635)	(8,915,319)

Reacquired:(b)
Class A	(2,905,497)	(56,032,543)	(5,810,143)	(95,487,228)

Class B	(205,574)	(3,496,863)	(429,904)	(6,203,300)

Class C	(205,184)	(3,466,130)	(301,516)	(4,404,749)

Class Y	(83,875)	(1,638,170)	(124,177)	(2,032,949)

Institutional Class	(36,456)	(703,837)	(181,083)	(3,020,549)

Net increase (decrease) in share activity	(1,766,712)	$(33,060,504)	(4,340,584)	$(69,327,022)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $5,995 and $14,404 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

16        Invesco Global Small & Mid Cap Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

												Ratio of		Ratio of
												expenses		expenses
				Net gains								to average		to average net		Ratio of net
	Net asset			(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net		securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment		realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income (loss)		unrealized)	operations	income	gains	distributions	of period(a)	return(b)	(000’s omitted)	absorbed		absorbed		net assets		turnover(c)

Class A
Six months ended 04/30/11	$18.57	$0.15	(d)	$2.37	$2.52	$(0.08)	$—	$(0.08)	$21.01	13.61%	$634,250	1.40	%(e)	1.41	%(e)	1.56	%(e)	23%
Year ended 10/31/10	14.79	0.06	(d)	3.78	3.84	(0.06)	—	(0.06)	18.57	26.07	589,712	1.45		1.46		0.37		39
Year ended 10/31/09	12.87	0.05	(d)	3.07	3.12	(0.15)	(1.05)	(1.20)	14.79	28.24	521,223	1.61		1.62		0.40		54
Year ended 10/31/08	29.51	0.15	(d)	(13.09)	(12.94)	(0.10)	(3.60)	(3.70)	12.87	(49.68)	464,060	1.45		1.46		0.70		74
Year ended 10/31/07	25.10	0.12		7.68	7.80	(0.04)	(3.35)	(3.39)	29.51	34.57	1,022,682	1.42		1.50		0.47		43
Year ended 10/31/06	20.60	0.13	(d)	5.39	5.52	(0.07)	(0.95)	(1.02)	25.10	27.71	809,309	1.51		1.64		0.56		64

Class B
Six months ended 04/30/11	16.36	0.07	(d)	2.08	2.15	—	—	—	18.51	13.14	32,242	2.15	(e)	2.16	(e)	0.81	(e)	23
Year ended 10/31/10	13.07	(0.05	)(d)	3.34	3.29	—	—	—	16.36	25.17	34,439	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04	)(d)	2.73	2.69	—	(1.05)	(1.05)	13.07	27.33	38,709	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.73	(0.01	)(d)	(11.69)	(11.70)	—	(3.60)	(3.60)	11.43	(50.07)	44,392	2.20		2.21		(0.05)		74
Year ended 10/31/07	23.15	(0.07)		7.00	6.93	—	(3.35)	(3.35)	26.73	33.58	136,818	2.17		2.25		(0.28)		43
Year ended 10/31/06	19.18	(0.04	)(d)	5.01	4.97	(0.05)	(0.95)	(1.00)	23.15	26.80	132,391	2.26		2.39		(0.19)		64

Class C
Six months ended 04/30/11	16.37	0.07	(d)	2.08	2.15	—	—	—	18.52	13.13	29,872	2.15	(e)	2.16	(e)	0.81	(e)	23
Year ended 10/31/10	13.08	(0.05	)(d)	3.34	3.29	—	—	—	16.37	25.15	26,369	2.20		2.21		(0.38)		39
Year ended 10/31/09	11.43	(0.04	)(d)	2.74	2.70	—	(1.05)	(1.05)	13.08	27.41	20,802	2.36		2.37		(0.35)		54
Year ended 10/31/08	26.74	(0.01	)(d)	(11.70)	(11.71)	—	(3.60)	(3.60)	11.43	(50.09)	19,690	2.20		2.21		(0.05)		74
Year ended 10/31/07	23.16	(0.07)		7.00	6.93	—	(3.35)	(3.35)	26.74	33.56	43,760	2.17		2.25		(0.28)		43
Year ended 10/31/06	19.19	(0.04	)(d)	5.01	4.97	(0.05)	(0.95)	(1.00)	23.16	26.79	28,619	2.26		2.39		(0.19)		64

Class Y
Six months ended 04/30/11	18.64	0.17	(d)	2.37	2.54	(0.12)	—	(0.12)	21.06	13.71	9,455	1.15	(e)	1.16	(e)	1.81	(e)	23
Year ended 10/31/10	14.84	0.10	(d)	3.80	3.90	(0.10)	—	(0.10)	18.64	26.38	7,944	1.20		1.21		0.62		39
Year ended 10/31/09	12.87	0.09	(d)	3.09	3.18	(0.16)	(1.05)	(1.21)	14.84	28.70	4,715	1.36		1.37		0.65		54
Year ended 10/31/08(f)	15.38	0.01	(d)	(2.52)	(2.51)	—	—	—	12.87	(16.32)	1,580	1.24	(g)	1.26	(g)	0.91	(g)	74

Institutional Class
Six months ended 04/30/11	18.59	0.20	(d)	2.36	2.56	(0.17)	—	(0.17)	20.98	13.88	34,113	0.90	(e)	0.91	(e)	2.06	(e)	23
Year ended 10/31/10	14.81	0.15	(d)	3.78	3.93	(0.15)	—	(0.15)	18.59	26.72	27,683	0.92		0.93		0.90		39
Year ended 10/31/09	12.93	0.13	(d)	3.07	3.20	(0.27)	(1.05)	(1.32)	14.81	29.20	23,859	0.96		0.97		1.05		54
Year ended 10/31/08	29.53	0.23	(d)	(13.12)	(12.89)	(0.11)	(3.60)	(3.71)	12.93	(49.46)	17,593	0.93		0.94		1.22		74
Year ended 10/31/07(f)	27.82	0.02		1.69	1.71	—	—	—	29.53	6.15	11	1.00	(g)	1.00	(g)	0.90	(g)	43

(a)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Calculated using average shares outstanding.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $598,409, $33,087, $27,431, $8,623 and $30,293 for Class A, Class B, Class C, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008 and September 28, 2007 for Class Y and Institutional Class shares, respectively.
(g)	Annualized.

17        Invesco Global Small & Mid Cap Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,136.10	$7.41	$1,017.85	$7.00	1.40%

B	1,000.00	1,132.10	11.37	1,014.13	10.74	2.15

C	1,000.00	1,131.30	11.36	1,014.13	10.74	2.15

Y	1,000.00	1,137.10	6.09	1,019.09	5.76	1.15

Institutional	1,000.00	1,138.80	4.77	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco Global Small & Mid Cap Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
GSMG-SAR-1      Invesco Distributors, Inc.

Invesco International Core Equity Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: IBVAX ▪ B: IBVBX ▪ C: IBVCX ▪ R: IIBRX ▪ Y: IBVYX
Investor: IIBCX ▪ Institutional: IBVIX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
17	Financial Highlights
18	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	10.18%

Class B Shares	9.75

Class C Shares	9.81

Class R Shares	10.03

Class Y Shares	10.36

Investor Class Shares	10.22

Institutional Class Shares	10.59

MSCI EAFE Index▼ (Broad Market/Style-Specific Index)	12.71

Lipper International Large-Cap Core Funds Index▼ (Peer Group Index)	12.69

▼	Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco International Core Equity Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (3/28/02)	5.47%

5 Years	-0.06

1 Year	7.73

Class B Shares

Inception (3/28/02)	5.54%

5 Years	-0.02

1 Year	8.06

Class C Shares

Inception (2/14/00)	2.29%

10 Years	3.66

5 Years	0.32

1 Year	12.11

Class R Shares

Inception (11/24/03)	7.35%

5 Years	0.82

1 Year	13.66

Class Y Shares

10 Years	4.60%

5 Years	1.20

1 Year	14.25

Investor Class Shares

Inception (10/28/98)	4.61%

10 Years	4.54

5 Years	1.09

1 Year	14.01

Institutional Class Shares

Inception (4/30/04)	7.24%

5 Years	1.70

1 Year	14.77
Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Investor Class shares and includes the 12b-1 fees applicable to Investor Class shares. Investor Class share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (3/28/02)	4.96%

5 Years	-0.05

1 Year	-0.01

Class B Shares

Inception (3/28/02)	5.03%

5 Years	-0.02

1 Year	-0.01

Class C Shares

Inception (2/14/00)	1.88%

10 Years	3.87

5 Years	0.34

1 Year	4.11

Class R Shares

Inception (11/24/03)	6.75%

5 Years	0.83

1 Year	5.54

Class Y Shares

10 Years	4.80%

5 Years	1.20

1 Year	6.02

Investor Class Shares

Inception (10/28/98)	4.24%

10 Years	4.74

5 Years	1.09

1 Year	5.79

Institutional Class Shares

Inception (4/30/04)	6.59%

5 Years	1.71

1 Year	6.56
Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares was 1.51%, 2.26%, 2.26%, 1.76%, 1.26%, 1.51% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Institutional Class and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.
     For Class C shares, had the adviser not waived fees and/or reimbursed expenses in the past, performance would have been lower.

3	Invesco International Core Equity Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco International Core Equity Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–94.35%
Australia–6.76%
Australia & New Zealand Banking Group Ltd.	190,846	$5,076,836

BHP Billiton Ltd.	191,683	9,689,751

Macquarie Group Ltd.	93,582	3,618,825

Telstra Corp. Ltd.	1,392,842	4,451,117

		22,836,529

Brazil–1.34%
Banco Santander Brasil S.A.(a)(b)	26,100	301,696

Banco Santander Brasil S.A.(a)	42,900	495,891

Companhia Energetica de Minas Gerais–ADR	35,753	746,165

PDG Realty S.A. Empreendimentos e Participacoes	161,300	948,643

Petroleo Brasileiro S.A.–ADR	30,875	1,152,564

Vale S.A.–ADR	26,748	893,383

		4,538,342

Canada–5.63%
Encana Corp.	98,838	3,321,768

Intact Financial Corp.	84,090	4,267,174

Metro Inc.–Class A(c)	69,337	3,393,914

Nexen Inc.	159,122	4,210,618

Toronto-Dominion Bank (The)(c)	44,363	3,842,073

		19,035,547

China–1.17%
China Construction Bank Corp.–Class H	556,000	526,785

China Dongxiang Group Co.	1,460,000	510,499

China Minsheng Banking Corp., Ltd.–Class H	1,057,000	1,016,637

CNOOC Ltd.	293,800	731,472

KWG Property Holding Ltd.	567,000	409,579

Renhe Commercial Holdings Co., Ltd.	4,522,000	774,415

		3,969,387

Denmark–1.54%
Danske Bank A.S.(d)	216,767	5,210,435

Finland–0.88%
Nokia Corp.(c)	321,078	2,958,711

France–7.58%
BNP Paribas	54,743	4,333,267

Bouygues S.A.(c)	133,200	6,633,443

Sanofi	101,450	8,025,922

Total S.A.–ADR	103,133	6,624,233

		25,616,865

Germany–1.69%
Muenchener Rueckversicherungs-Gesellschaft AG	14,347	2,368,879

Salzgitter AG	42,732	3,355,928

		5,724,807

Greece–0.58%
National Bank of Greece S.A.(d)	252,382	1,967,617

Hong Kong–3.58%
Chaoda Modern Agriculture (Holdings) Ltd.	552,000	343,303

Cheung Kong (Holdings) Ltd.	255,000	4,027,770

China Mobile Ltd.	83,000	764,398

Esprit Holdings Ltd.	673,028	2,810,490

Henderson Land Development Co. Ltd.	608,000	4,161,005

		12,106,966

India–0.45%
Canara Bank Ltd.	21,744	311,360

Grasim Industries Ltd.	8,383	464,929

Oil and Natural Gas Corp. Ltd.	108,649	759,267

		1,535,556

Indonesia–0.16%
PT Telekomunikasi Indonesia Tbk	587,000	528,721

Ireland–0.21%
Dragon Oil PLC	75,569	701,841

Italy–2.94%
Eni S.p.A–ADR(c)	109,485	5,883,724

Finmeccanica S.p.A.	299,621	4,048,263

		9,931,987

Japan–21.87%
Asahi Breweries Ltd.	142,600	2,675,379

East Japan Railway Co.	46,200	2,583,370

FUJIFILM Holdings Corp.	227,700	7,086,709

Mitsubishi Corp.	218,300	5,895,624

Mitsubishi UFJ Financial Group, Inc.	1,229,200	5,904,494

Nippon Telegraph & Telephone Corp.	69,200	3,207,356

Nippon Yusen Kabushiki Kaisha	1,249,000	4,627,881

Nissan Motor Co., Ltd.	630,500	6,074,746

Nitto Denko Corp.	63,600	3,407,862

NTT DoCoMo, Inc.	1,882	3,502,231

Seven & I Holdings Co., Ltd.	135,700	3,403,060

Shin-Etsu Chemical Co., Ltd.	54,100	2,822,666

Sumitomo Chemical Co., Ltd.	1,219,000	6,509,300

Takeda Pharmaceutical Co. Ltd.	63,600	3,089,942

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Core Equity Fund

	Shares	Value

Japan–(continued)

Toyo Suisan Kaisha, Ltd.	136,000	$3,129,065

Toyota Motor Corp.	101,400	4,036,007

Yamada Denki Co., Ltd.	84,540	5,947,735

		73,903,427

Mexico–0.42%
America Movil S.A.B. de C.V.–Series L	272,900	781,950

Desarrolladora Homex S.A.B. de C.V.–ADR(d)	21,970	620,213

		1,402,163

Netherlands–2.41%
TNT N.V.	131,265	3,233,049

Unilever N.V.	148,793	4,898,106

		8,131,155

Norway–2.72%
Statoil A.S.A.	106,685	3,122,002

Yara International A.S.A.	103,459	6,061,111

		9,183,113

Poland–0.25%
KGHM Polska Miedz S.A.	11,373	838,689

Russia–0.64%
Gazprom–ADR	40,588	688,599

Magnitogorsk Iron & Steel Works, REGS–GDR(b)	56,607	714,257

Rosneft Oil Co., REGS–GDR(b)	85,600	769,329

		2,172,185

South Africa–0.94%
Sasol Ltd.	14,020	809,368

Standard Bank Group Ltd.	50,012	784,868

Steinhoff International Holdings Ltd.(d)	241,681	931,369

Tiger Brands Ltd.	22,696	665,486

		3,191,091

South Korea–2.27%
Dongbu Insurance Co., Ltd.	12,970	618,784

Hyundai Mipo Dockyard Co., Ltd.	5,222	925,947

Hyundai Mobis	3,961	1,332,060

KT&G Corp.	8,978	531,208

LG Electronics Inc.	4,014	387,184

Lotte Shopping Co., Ltd.	843	384,315

POSCO	2,046	898,541

Samsung Electronics Co., Ltd.	1,438	1,202,446

Shinhan Financial Group Co., Ltd.	14,510	710,923

SK Telecom Co., Ltd.	2,799	423,698

SK Telecom Co., Ltd.–ADR(c)	14,627	277,620

		7,692,726

Spain–6.00%
Banco Santander S.A.	445,308	5,628,447

Iberdrola S.A.	598,906	5,563,241

Repsol YPF, S.A.	114,837	4,101,859

Telefonica S.A.	185,489	4,993,057

		20,286,604

Switzerland–7.76%
Actelion Ltd.(d)	65,741	3,871,364

Holcim Ltd.	61,021	5,317,359

Swisscom AG	19,587	8,985,298

Zurich Financial Services AG	28,677	8,054,220

		26,228,241

Taiwan–0.81%
AU Optronics Corp.–ADR(d)	56,549	458,047

HTC Corp.	24,086	1,099,369

Powertech Technology Inc.	246,000	896,454

U-Ming Marine Transport Corp.	136,000	294,732

		2,748,602

Thailand–0.34%
Bangkok Bank PCL–NVDR	136,100	776,814

PTT PCL	28,300	356,233

		1,133,047

Turkey–0.19%
Asya Katilim Bankasi A.S.	319,610	632,829

United Kingdom–13.22%
AstraZeneca PLC	79,113	3,946,692

Barclays PLC	1,172,142	5,550,452

GlaxoSmithKline PLC	256,745	5,598,857

Imperial Tobacco Group PLC	264,121	9,295,825

International Power PLC	791,007	4,368,211

National Grid PLC	456,859	4,685,663

Royal Dutch Shell PLC–ADR	106,916	8,283,852

Vodafone Group PLC	1,030,067	2,952,591

		44,682,143

Total Common Stocks & Other Equity Interests (Cost $262,595,049)		318,889,326

Preferred Stocks–2.48%
Brazil–0.14%
Usinas Siderurgicas de Minas Gerais S.A.–Class A–Pfd.	46,700	477,529

Germany–2.34%
Porsche Automobil Holding SE–Pfd.	108,809	7,887,542

Total Preferred Stocks (Cost $6,607,096)		8,365,071

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Core Equity Fund

	Shares	Value

Money Market Funds–3.20%
Liquid Assets Portfolio–Institutional Class(e)	5,414,437	$5,414,437

Premier Portfolio–Institutional Class(e)	5,414,437	5,414,437

Total Money Market Funds (Cost $10,828,874)		10,828,874

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–100.03% (Cost $280,031,019)		338,083,271

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.11%
Liquid Assets Portfolio–Institutional Class (Cost $13,895,378)(e)(f)	13,895,378	13,895,378

TOTAL INVESTMENTS–104.14% (Cost $293,926,397)		351,978,649

OTHER ASSETS LESS LIABILITIES–(4.14)%		(13,983,398)

NET ASSETS–100.00%		$337,995,251

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
NVDR	– Non-Voting Depositary Receipt
Pfd.	– Preferred
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2011 was $1,785,282, which represented 0.53% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at April 30, 2011.
(d)	Non-income producing security.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1J.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Financials	21.1%

Energy	12.3

Materials	12.3

Consumer Discretionary	9.4

Telecommunication Services	9.1

Consumer Staples	8.4

Industrials	8.4

Health Care	7.3

Utilities	4.5

Information Technology	4.0

Money Market Funds Plus Other Assets Less Liabilities	3.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Core Equity Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $269,202,145)*	$327,254,397

Investments in affiliated money market funds, at value and cost	24,724,252

Total investments, at value (Cost $293,926,397)	351,978,649

Foreign currencies, at value (Cost $388,632)	404,256

Receivable for:
Fund shares sold	46,351

Dividends	1,615,324

Investment for trustee deferred compensation and retirement plans	42,903

Other assets	41,970

Total assets	354,129,453

Liabilities:
Payable for:
Investments purchased	1,711,105

Fund shares reacquired	176,998

Collateral upon return of securities loaned	13,895,378

Accrued fees to affiliates	94,134

Accrued other operating expenses	172,232

Trustee deferred compensation and retirement plans	84,355

Total liabilities	16,134,202

Net assets applicable to shares outstanding	$337,995,251

Net assets consist of:
Shares of beneficial interest	$346,392,627

Undistributed net investment income	3,303,461

Undistributed net realized gain (loss)	(69,825,367)

Unrealized appreciation	58,124,530

$337,995,251

Net Assets:
Class A	$43,068,962

Class B	$6,333,971

Class C	$20,727,066

Class R	$3,381,667

Class Y	$1,623,935

Investor Class	$20,283,346

Institutional Class	$242,576,304

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	3,611,214

Class B	529,887

Class C	1,779,202

Class R	283,146

Class Y	134,108

Investor Class	1,675,559

Institutional Class	20,359,080

Class A:
Net asset value per share	$11.93

Maximum offering price per share
(Net asset value of $11.93 divided by 94.50%)	$12.62

Class B:
Net asset value and offering price per share	$11.95

Class C:
Net asset value and offering price per share	$11.65

Class R:
Net asset value and offering price per share	$11.94

Class Y:
Net asset value and offering price per share	$12.11

Investor Class:
Net asset value and offering price per share	$12.11

Institutional Class:
Net asset value and offering price per share	$11.91

*	At April 30, 2011, securities with an aggregate value of $13,060,384 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Core Equity Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $351,508)	$6,018,856

Dividends from affiliated money market funds (includes securities lending income of $36,394)	39,542

Total investment income	6,058,398

Expenses:
Advisory fees	1,207,512

Administrative services fees	66,784

Custodian fees	52,377

Distribution fees:
Class A	51,053

Class B	33,389

Class C	100,443

Class R	7,843

Investor Class	24,391

Transfer agent fees — A, B, C, R, Y and Investor	168,126

Transfer agent fees — Institutional	4,182

Trustees’ and officers’ fees and benefits	12,880

Other	100,784

Total expenses	1,829,764

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(4,718)

Net expenses	1,825,046

Net investment income	4,233,352

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $76,128)	9,484,466

Foreign currencies	(57,927)

9,426,539

Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $13,593)	18,590,655

Foreign currencies	8,847

18,599,502

Net realized and unrealized gain	28,026,041

Net increase in net assets resulting from operations	$32,259,393

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco International Core Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$4,233,352	$6,355,352

Net realized gain	9,426,539	6,107,583

Change in net unrealized appreciation	18,599,502	14,144,002

Net increase in net assets resulting from operations	32,259,393	26,606,937

Distributions to shareholders from net investment income:
Class A	(492,615)	(994,982)

Class B	(19,825)	(80,400)

Class C	(58,151)	(196,085)

Class R	(27,144)	(40,295)

Class Y	(27,226)	(37,253)

Investor Class	(231,567)	(345,741)

Institutional Class	(4,423,038)	(5,062,018)

Total distributions from net investment income	(5,279,566)	(6,756,774)

Share transactions–net:
Class A	(871,513)	(23,700,004)

Class B	(1,164,267)	(3,346,559)

Class C	(1,210,743)	(3,883,197)

Class R	74,854	181,072

Class Y	(354,718)	(237,478)

Investor Class	(829,512)	(3,109,959)

Institutional Class	(4,399,111)	(28,124,434)

Net increase (decrease) in net assets resulting from share transactions	(8,755,010)	(62,220,559)

Net increase (decrease) in net assets	18,224,817	(42,370,396)

Net assets:
Beginning of period	319,770,434	362,140,830

End of period (includes undistributed net investment income of $3,303,461 and $4,349,675, respectively)	$337,995,251	$319,770,434

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Core Equity Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Investor Class and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B

10        Invesco International Core Equity Fund

shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

11        Invesco International Core Equity Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliates on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
K.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.

12        Invesco International Core Equity Fund

L.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.75%

Next $500 million	0.65%

From $1 billion	0.55%

From $2 billion	0.45%

From $4 billion	0.40%

From $6 billion	0.375%

Over $8 billion	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least February 28, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00%, 2.25% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on February 28, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $3,842.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $348.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C, Class R and Investor Class shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares, 0.50% of

13        Invesco International Core Equity Fund

the average daily net assets of Class R shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $4,572 in front-end sales commissions from the sale of Class A shares and $2, $4,458 and $255 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$—	$22,836,529	$—	$22,836,529

Brazil	5,015,871	—	—	5,015,871

Canada	19,035,547	—	—	19,035,547

China	1,183,994	2,785,393	—	3,969,387

Denmark	5,210,435	—	—	5,210,435

Finland	2,958,711	—	—	2,958,711

France	25,616,865	—	—	25,616,865

Germany	13,612,349	—	—	13,612,349

Greece	—	1,967,617	—	1,967,617

Hong Kong	4,504,308	7,602,658	—	12,106,966

India	464,929	1,070,627	—	1,535,556

Indonesia	—	528,721	—	528,721

Ireland	701,841	—	—	701,841

Italy	9,931,987	—	—	9,931,987

Japan	4,036,007	69,867,420	—	73,903,427

Mexico	1,402,163	—	—	1,402,163

Netherlands	8,131,155	—	—	8,131,155

Norway	9,183,113	—	—	9,183,113

Poland	—	838,689	—	838,689

Russia	—	2,172,185	—	2,172,185

South Africa	3,191,091	—	—	3,191,091

South Korea	2,830,013	4,862,713	—	7,692,726

Spain	9,665,100	10,621,504	—	20,286,604

14        Invesco International Core Equity Fund

	Level 1	Level 2	Level 3	Total

Switzerland	$20,910,882	$5,317,359	$—	$26,228,241

Taiwan	752,779	1,995,823	—	2,748,602

Thailand	—	1,133,047	—	1,133,047

Turkey	632,829	—	—	632,829

United Kingdom	35,184,999	9,497,144	—	44,682,143

United States	24,724,252	—	—	24,724,252

Total Investments	$208,881,220	$143,097,429	$—	$351,978,649

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2011, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $528.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $1,076 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2016	$15,246,800

October 31, 2017	59,517,145

Total capital loss carryforward	$74,763,945

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

15        Invesco International Core Equity Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $43,915,002 and $54,237,673, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$65,827,268

Aggregate unrealized (depreciation) of investment securities	(12,262,978)

Net unrealized appreciation of investment securities	$53,564,290

Cost of investments for tax purposes is $298,414,359.

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	280,354	$3,164,840	588,507	$6,117,298

Class B	23,073	256,800	64,519	675,741

Class C	74,071	815,464	188,883	1,942,148

Class R	41,120	466,421	159,062	1,659,257

Class Y	3,068	35,373	71,353	748,734

Investor Class	57,414	662,229	146,139	1,541,654

Institutional Class	625,625	7,088,289	6,325,941	64,297,311

Issued as reinvestment of dividends:
Class A	41,920	459,023	89,742	955,749

Class B	1,718	18,918	7,276	77,708

Class C	4,747	50,933	16,614	172,952

Class R	2,474	27,144	3,614	38,562

Class Y	2,029	22,519	3,147	34,024

Investor Class	20,260	225,083	31,230	337,598

Institutional Class	405,411	4,423,027	476,201	5,062,018

Automatic conversion of Class B shares to Class A shares:
Class A	60,129	683,887	138,141	1,431,377

Class B	(59,980)	(683,887)	(138,192)	(1,431,377)

Reacquired:(b)
Class A	(459,790)	(5,179,263)	(3,107,300)	(32,204,428)

Class B	(67,185)	(756,098)	(259,122)	(2,668,631)

Class C	(188,673)	(2,077,140)	(592,782)	(5,998,297)

Class R	(36,900)	(418,711)	(147,272)	(1,516,747)

Class Y	(36,012)	(412,610)	(98,198)	(1,020,236)

Investor Class	(149,968)	(1,716,824)	(479,929)	(4,989,211)

Institutional Class	(1,411,261)	(15,910,427)	(9,339,381)	(97,483,763)

Net increase (decrease) in share activity	(766,356)	$(8,755,010)	(5,851,807)	$(62,220,559)

(a)	54% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.
(b)	Net of redemption fees of $262 and $12,274 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and year ended October 30, 2010, respectively.

16        Invesco International Core Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset		(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	Net	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	income(a)	unrealized)	operations	income	gains	distributions	of period(b)	return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$10.96	$0.13	$0.97	$1.10	$(0.13)	$—	$(0.13)	$11.93	10.18%	$43,069	1.51	%(e)	1.51	%(e)	2.25	%(e)	14%
Year ended 10/31/10	10.34	0.17	0.62	0.79	(0.17)	—	(0.17)	10.96	7.68	40,422	1.51		1.51		1.59		39
Year ended 10/31/09	8.63	0.14	1.87	2.01	(0.30)	—	(0.30)	10.34	24.35	61,810	1.62		1.62		1.63		43
Year ended 10/31/08	16.77	0.28	(7.01)	(6.73)	(0.18)	(1.23)	(1.41)	8.63	(43.45)	45,100	1.45		1.45		2.13		38
Year ended 10/31/07	14.44	0.22	2.75	2.97	(0.22)	(0.42)	(0.64)	16.77	21.26	96,961	1.41		1.41		1.46		27
Year ended 10/31/06	11.90	0.25	2.77	3.02	(0.10)	(0.38)	(0.48)	14.44	26.12	118,943	1.52		1.52		1.88		21

Class B
Six months ended 04/30/11	10.92	0.08	0.98	1.06	(0.03)	—	(0.03)	11.95	9.75	6,334	2.26	(e)	2.26	(e)	1.50	(e)	14
Year ended 10/31/10	10.30	0.09	0.62	0.71	(0.09)	—	(0.09)	10.92	6.88	6,906	2.26		2.26		0.84		39
Year ended 10/31/09	8.54	0.08	1.86	1.94	(0.18)	—	(0.18)	10.30	23.26	9,864	2.37		2.37		0.88		43
Year ended 10/31/08	16.58	0.18	(6.93)	(6.75)	(0.06)	(1.23)	(1.29)	8.54	(43.79)	10,873	2.20		2.20		1.38		38
Year ended 10/31/07	14.30	0.11	2.71	2.82	(0.12)	(0.42)	(0.54)	16.58	20.25	32,592	2.16		2.16		0.71		27
Year ended 10/31/06	11.79	0.14	2.76	2.90	(0.01)	(0.38)	(0.39)	14.30	25.28	31,818	2.27		2.27		1.13		21

Class C
Six months ended 04/30/11	10.65	0.08	0.95	1.03	(0.03)	—	(0.03)	11.65	9.71	20,727	2.26	(e)	2.26	(e)	1.50	(e)	14
Year ended 10/31/10	10.04	0.09	0.61	0.70	(0.09)	—	(0.09)	10.65	6.96	20,110	2.26		2.26		0.84		39
Year ended 10/31/09	8.33	0.07	1.82	1.89	(0.18)	—	(0.18)	10.04	23.25	22,854	2.37		2.37		0.88		43
Year ended 10/31/08	16.21	0.18	(6.77)	(6.59)	(0.06)	(1.23)	(1.29)	8.33	(43.80)	21,323	2.20		2.20		1.38		38
Year ended 10/31/07	13.98	0.11	2.66	2.77	(0.12)	(0.42)	(0.54)	16.21	20.36	50,234	2.16		2.16		0.71		27
Year ended 10/31/06	11.54	0.14	2.69	2.83	(0.01)	(0.38)	(0.39)	13.98	25.22	42,906	2.27		2.27		1.13		21

Class R
Six months ended 04/30/11	10.95	0.11	0.98	1.09	(0.10)	—	(0.10)	11.94	10.03	3,382	1.76	(e)	1.76	(e)	2.00	(e)	14
Year ended 10/31/10	10.33	0.14	0.62	0.76	(0.14)	—	(0.14)	10.95	7.41	3,028	1.76		1.76		1.34		39
Year ended 10/31/09	8.61	0.12	1.86	1.98	(0.26)	—	(0.26)	10.33	23.88	2,697	1.87		1.87		1.38		43
Year ended 10/31/08	16.72	0.24	(6.98)	(6.74)	(0.14)	(1.23)	(1.37)	8.61	(43.55)	2,077	1.70		1.70		1.88		38
Year ended 10/31/07	14.40	0.18	2.74	2.92	(0.18)	(0.42)	(0.60)	16.72	20.97	4,286	1.66		1.66		1.21		27
Year ended 10/31/06	11.87	0.21	2.77	2.98	(0.07)	(0.38)	(0.45)	14.40	25.86	3,560	1.77		1.77		1.63		21

Class Y
Six months ended 04/30/11	11.14	0.14	1.00	1.14	(0.17)	—	(0.17)	12.11	10.36	1,624	1.26	(e)	1.26	(e)	2.50	(e)	14
Year ended 10/31/10	10.51	0.19	0.64	0.83	(0.20)	—	(0.20)	11.14	7.91	1,839	1.26		1.26		1.84		39
Year ended 10/31/09	8.75	0.18	1.88	2.06	(0.30)	—	(0.30)	10.51	24.61	1,983	1.37		1.37		1.88		43
Year ended 10/31/08(f)	10.45	0.01	(1.71)	(1.70)	—	—	—	8.75	(16.27)	185	1.30	(g)	1.30	(g)	2.28	(g)	38

Investor Class
Six months ended 04/30/11	11.12	0.13	0.99	1.12	(0.13)	—	(0.13)	12.11	10.22	20,283	1.51	(e)	1.51	(e)	2.25	(e)	14
Year ended 10/31/10	10.49	0.17	0.63	0.80	(0.17)	—	(0.17)	11.12	7.67	19,438	1.51		1.51		1.59		39
Year ended 10/31/09	8.75	0.14	1.90	2.04	(0.30)	—	(0.30)	10.49	24.35	21,500	1.62		1.62		1.63		43
Year ended 10/31/08	16.98	0.28	(7.10)	(6.82)	(0.18)	(1.23)	(1.41)	8.75	(43.44)	19,710	1.45		1.45		2.13		38
Year ended 10/31/07	14.61	0.23	2.78	3.01	(0.22)	(0.42)	(0.64)	16.98	21.29	44,428	1.41		1.41		1.46		27
Year ended 10/31/06	12.04	0.25	2.80	3.05	(0.10)	(0.38)	(0.48)	14.61	26.11	44,674	1.52		1.52		1.88		21

Institutional Class
Six months ended 04/30/11	10.99	0.16	0.97	1.13	(0.21)	—	(0.21)	11.91	10.50	242,576	0.90	(e)	0.90	(e)	2.86	(e)	14
Year ended 10/31/10	10.37	0.23	0.63	0.86	(0.24)	—	(0.24)	10.99	8.35	228,027	0.91		0.91		2.19		39
Year ended 10/31/09	8.70	0.20	1.86	2.06	(0.39)	—	(0.39)	10.37	25.10	241,432	0.94		0.94		2.31		43
Year ended 10/31/08	16.89	0.35	(7.05)	(6.70)	(0.26)	(1.23)	(1.49)	8.70	(43.08)	209,494	0.87		0.87		2.71		38
Year ended 10/31/07	14.54	0.31	2.75	3.06	(0.29)	(0.42)	(0.71)	16.89	21.89	405,507	0.88		0.88		1.99		27
Year ended 10/31/06	11.97	0.33	2.78	3.11	(0.16)	(0.38)	(0.54)	14.54	26.86	193,959	0.95		0.95		2.45		21

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,181, $6,733, $20,255, $3,163, $1,728, $19,675 and $231,937 for Class A, Class B, Class C, Class R, Class Y, Investor Class and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

17        Invesco International Core Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,101.80	$7.87	$1,017.31	$7.55	1.51%

B	1,000.00	1,097.50	11.75	1,013.59	11.28	2.26

C	1,000.00	1,098.10	11.76	1,013.59	11.28	2.26

R	1,000.00	1,100.30	9.17	1,016.07	8.80	1.76

Y	1,000.00	1,103.60	6.57	1,018.55	6.31	1.26

Investor	1,000.00	1,102.20	7.87	1,017.31	7.55	1.51

Institutional	1,000.00	1,105.90	4.70	1,020.33	4.51	0.90

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18        Invesco International Core Equity Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

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     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
I-ICE-SAR-1      Invesco Distributors, Inc.

Invesco International Growth Fund
Semiannual Report to Shareholders ▪ April 30, 2011
Nasdaq:
A: AIIEX ▪ B: AIEBX ▪ C: AIECX ▪ R: AIERX ▪ Y: AIIYX ▪ Institutional: AIEVX

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
7	Financial Statements
9	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 10/31/10 to 4/30/11, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	12.85%

Class B Shares	12.47

Class C Shares	12.41

Class R Shares	12.75

Class Y Shares	13.00

Institutional Class Shares	13.08

MSCI EAFE Index▼ (Broad Market Index)	12.71

MSCI EAFE Growth Index▼ (Style-Specific Index)	13.24

Lipper International Multi-Cap Growth Funds Index▼ (Peer Group Index)	12.68

▼ Lipper Inc.
The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East.
     The MSCI EAFE® Growth Index is an unmanaged index considered representative of growth stocks of Europe, Australasia and the Far East.
     The Lipper International Multi-Cap Growth Funds Index is an unmanaged index considered representative of international multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco International Growth Fund

Average Annual Total Returns
As of 4/30/11, including maximum applicable
sales charges

Class A Shares

Inception (4/7/92)	8.40%

10 Years	6.63

5 Years	3.45

1 Year	15.64

Class B Shares

Inception (9/15/94)	6.85%

10 Years	6.61

5 Years	3.50

1 Year	16.48

Class C Shares

Inception (8/4/97)	5.01%

10 Years	6.45

5 Years	3.84

1 Year	20.46

Class R Shares

10 Years	6.95%

5 Years	4.37

1 Year	22.08

Class Y Shares

10 Years	7.31%

5 Years	4.76

1 Year	22.69

Institutional Class Shares

Inception (3/15/02)	9.90%

5 Years	5.08

1 Year	22.85
Class R shares incepted on June 3, 2002. Performance shown prior to that date is that of Class A shares, restated to reflect the higher 12b-1 fees applicable to Class R shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A share performance reflects any applicable fee waivers or expense reimbursements.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 3/31/11, the most recent calendar quarter-end,
including maximum applicable sales charges

Class A Shares

Inception (4/7/92)	8.12%

10 Years	6.64

5 Years	3.23

1 Year	8.64

Class B Shares

Inception (9/15/94)	6.54%

10 Years	6.63

5 Years	3.27

1 Year	9.11

Class C Shares

Inception (8/4/97)	4.62%

10 Years	6.46

5 Years	3.62

1 Year	13.10

Class R Shares

10 Years	6.96%

5 Years	4.14

1 Year	14.69

Class Y Shares

10 Years	7.31%

5 Years	4.53

1 Year	15.25

Institutional Class Shares

Inception (3/15/02)	9.32%

5 Years	4.85

1 Year	15.40
deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares was 1.44%, 2.19%, 2.19%, 1.69%, 1.19% and 1.03%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Institutional Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.
     A redemption fee of 2% will be imposed on certain redemptions or exchanges out of the Fund within 31 days of purchase. Exceptions to the redemption fee are listed in the Fund’s prospectus.

3	Invesco International Growth Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
With 2010 behind us, now is a good time to review our portfolios and ensure that we are adhering to a long-term, diversified investment strategy, which I’ve mentioned in previous letters. The year was notable for a number of reasons, but I’m sure most of us are grateful for a return to more stable markets and growing signs that the worst of the economic crisis is behind us.
     Your Board continued to oversee the Invesco Funds with a strong sense of responsibility for your savings and a deep appreciation for your continued trust. As always, we worked throughout 2010 to manage costs and ensure Invesco continued to place investor interests first.
     I’m pleased to report that the latest report from Morningstar affirmed the work we’ve done and included a number of positive comments regarding your Board’s oversight of the Invesco Funds. As background, Morningstar is a leading independent provider of investment research in North America, Europe, Australia and Asia. Morningstar stated, “A fund board’s duty is to represent the interests of fund shareholders, ensuring that the funds that it oversees charge reasonable fees and are run by capable advisors with a sound investment process.”
     Morningstar maintained your Fund Board’s “A” grade for Board Quality, praising the Board for taking “meaningful steps in recent years to act in fund shareholders’ interests.”1 These steps included becoming much more proactive and vocal in overseeing how Invesco votes the funds’ shareholders’ proxies and requiring each fund trustee to invest more than one year’s board compensation in Invesco funds, further aligning our interests with those of our shareholders. Morningstar also cited the work I’ve done to make myself more available to fund shareholders via email.
     I am also pleased that Morningstar recognized the effort and the Fund Board’s efforts over the past several years to work together with management at Invesco to enhance performance and sharpen the focus on investors.
     As always, you’re welcome to contact me at bruce@brucecrockett.com with any questions or concerns you have. We look forward to representing and serving you.
Sincerely,
Bruce L. Crockett, Independent Chair, Invesco Funds Board of Trustees

1	Among the criteria Morningstar considers when evaluating a fund board are the degree to which the board is independent of the fund company; board members’ financial interests are aligned with those of fund shareholders; the board acts in fund shareholders’ interests; and the board works constructively with company management and investment personnel. Morningstar first awarded an “A” rating to the Invesco Funds board on September 13, 2007; that rating has been maintained in subsequent reports, the most recent of which was released December 17, 2010. Ratings are subject to change, usually every 12 to 24 months. Morningstar ratings range from “A” to “F.”

Philip Taylor
Dear Shareholders:
Enclosed is important information about your Fund and its performance. At Invesco, investment excellence is our goal across our product line. Let me explain what that means. All of our funds are managed by specialized teams of investment professionals. Each team has a discrete investment perspective and philosophy, and all follow disciplined, repeatable processes governed by strong risk oversight. Our investment-centric culture provides an environment that seeks to reduce distractions, allowing our fund managers to concentrate on what they do best – manage your money.
     The importance of a broad product line and investment management expertise is obvious given the markets we’ve experienced over the last two to three years. We’ve seen that investment strategies can outperform or underperform their benchmark indexes for a variety of reasons, including where we are in the market cycle, and whether prevailing economic conditions are favorable or unfavorable for that strategy. That’s why no investment strategy can guarantee top-tier performance at all times. What investors can expect, and what Invesco offers, are funds that are managed according to their stated investment objectives and strategies, with robust risk oversight using consistent, repeatable investment processes that don’t change as short-term external conditions change – investments managed for the long term. This disciplined approach can’t guarantee a profit; no investment can do that, since all involve some measure of risk. But it can ensure that your money is managed the way we said it would be.
     This adherence to stated investment objectives and strategies allows your financial advisor to build a diversified portfolio that meets your individual risk tolerance and financial goals.
     If you have questions about your account, please contact one of our client service representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, I invite you to email me directly at phil@invesco.com. All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.
Sincerely,
Philip Taylor, Senior Managing Director, Invesco Ltd.

4	Invesco International Growth Fund

Schedule of Investments

April 30, 2011
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–92.97%
Australia–6.16%
BHP Billiton Ltd.	1,623,921	$82,090,695

Cochlear Ltd.	392,237	34,636,992

CSL Ltd.	1,007,236	37,944,237

QBE Insurance Group Ltd.	1,815,632	37,342,933

WorleyParsons Ltd.	1,887,291	63,054,636

		255,069,493

Belgium–1.64%
Anheuser-Busch InBev N.V.	1,062,044	67,835,969

Brazil–2.35%
Banco Bradesco S.A.–ADR	3,181,071	64,353,066

Petroleo Brasileiro S.A.–ADR	989,160	33,008,269

		97,361,335

Canada–6.22%
Agrium Inc.	297,913	27,010,275

Canadian National Railway Co.	403,363	31,295,920

Canadian Natural Resources Ltd.	789,473	37,149,216

Cenovus Energy Inc.	998,901	38,418,457

Encana Corp.	746,327	25,082,710

Fairfax Financial Holdings Ltd.	78,410	31,674,026

Suncor Energy, Inc.	921,053	42,464,448

Talisman Energy Inc.	1,007,062	24,327,484

		257,422,536

China–1.48%
Industrial and Commercial Bank of China Ltd.–Class H	72,058,000	61,183,006

Denmark–1.63%
Novo Nordisk A.S.–Class B	533,069	67,594,656

France–7.30%
BNP Paribas	682,019	53,986,268

Cap Gemini S.A.	796,664	48,290,244

Cie Generale des Etablissements Michelin–Class B	326,214	32,703,966

Danone S.A.	705,718	51,706,252

Eutelsat Communications S.A.	613,808	26,505,482

Lafarge S.A.	378,851	26,814,567

Publicis Groupe S.A.	399,062	22,619,708

Total S.A.	619,585	39,672,294

		302,298,781

Germany–5.55%
Adidas AG	727,367	54,159,885

Bayer AG	505,409	44,439,110

Bayerische Motoren Werke AG	449,125	42,364,661

Fresenius Medical Care AG & Co. KGaA	566,979	44,569,306

SAP AG	684,171	44,091,571

		229,624,533

Hong Kong–1.62%
Hutchison Whampoa Ltd.	4,011,000	45,953,575

Li & Fung Ltd.	4,106,000	20,989,441

		66,943,016

India–1.18%
Infosys Technologies Ltd.	743,465	48,788,250

Israel–1.50%
Teva Pharmaceutical Industries Ltd.–ADR	1,358,094	62,105,639

Japan–9.05%
Canon, Inc.	1,277,800	60,287,602

Denso Corp.	920,200	30,803,300

Fanuc Corp.	309,900	51,806,186

Keyence Corp.	140,900	37,144,126

Komatsu Ltd.	1,116,600	39,377,676

Nidec Corp.	600,300	52,415,246

Toyota Motor Corp.	1,127,300	44,869,735

Yamada Denki Co., Ltd.	822,250	57,848,650

		374,552,521

Mexico–3.29%
America Movil S.A.B. de C.V., Series L–ADR	1,244,698	71,196,726

Fomento Economico Mexicano, S.A.B. de C.V.–ADR	558,978	35,159,716

Grupo Televisa S.A.–ADR(a)	1,257,545	29,828,967

		136,185,409

Netherlands–2.39%
Koninklijke (Royal) KPN N.V.	1,178,986	18,715,545

Koninklijke Ahold N.V.	2,796,242	39,268,014

Unilever N.V.	1,241,504	40,868,983

		98,852,542

Philippines–0.15%
Philippine Long Distance Telephone Co.	105,170	6,096,519

Russia–1.71%
Gazprom OAO–ADR	3,186,286	54,057,154

VimpelCom Ltd.–ADR	1,163,688	16,954,934

		71,012,088

Singapore–2.71%
Keppel Corp. Ltd.	6,490,000	63,263,168

United Overseas Bank Ltd.	3,065,000	49,171,465

		112,434,633

South Korea–2.77%
Hyundai Mobis	200,777	67,520,103

NHN Corp.(a)	238,046	47,207,988

		114,728,091

Sweden–3.67%
Kinnevik Investment A.B.–Class B	892,207	23,046,428

Swedbank A.B.–Class A	1,998,117	37,915,687

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco International Growth Fund

	Shares	Value

Sweden–(continued)

Telefonaktiebolaget LM Ericsson–Class B	2,568,060	$39,014,373

Volvo A.B.–Class B	2,656,063	52,159,865

		152,136,353

Switzerland–7.83%
ABB Ltd.(a)	1,537,290	42,339,299

Julius Baer Group Ltd.(a)	967,591	45,203,454

Nestle S.A.	1,161,027	72,060,968

Novartis AG	1,081,151	64,166,787

Roche Holding AG	325,009	52,703,147

Syngenta AG	134,238	47,492,200

		323,965,855

Taiwan–2.09%
Hon Hai Precision Industry Co., Ltd.	8,195,640	31,150,388

Taiwan Semiconductor Manufacturing Co. Ltd.	21,464,887	55,234,198

		86,384,586

Turkey–0.71%
Akbank T.A.S.	5,654,447	29,384,378

United Kingdom–19.97%
BG Group PLC	2,380,103	61,232,816

British American Tobacco PLC	1,230,969	53,687,659

Centrica PLC	9,776,850	52,469,084

Compass Group PLC	7,985,347	77,964,840

Imperial Tobacco Group PLC	2,225,788	78,337,339

Informa PLC	5,154,069	35,920,716

International Power PLC	9,166,220	50,619,005

Kingfisher PLC	8,569,484	39,387,513

Next PLC	1,078,854	40,313,373

Reed Elsevier PLC	4,373,074	38,715,349

Royal Dutch Shell PLC–Class B	1,438,844	55,928,166

Shire PLC	2,574,149	79,720,398

Smith & Nephew PLC	1,553,618	17,208,169

Tesco PLC	7,606,201	51,334,418

Vodafone Group PLC	19,800,537	56,756,386

WPP PLC	2,838,669	37,056,485

		826,651,716

Total Common Stocks & Other Equity Interests (Cost $2,593,843,817)		3,848,611,905

Money Market Funds–6.60%
Liquid Assets Portfolio–Institutional Class(b)	136,505,585	136,505,585

Premier Portfolio–Institutional Class(b)	136,505,585	136,505,585

Total Money Market Funds (Cost $273,011,170)		273,011,170

TOTAL INVESTMENTS–99.57% (Cost $2,866,854,987)		4,121,623,075

OTHER ASSETS LESS LIABILITIES–0.43%		17,896,546

NET ASSETS–100.00%		$4,139,519,621

Investment Abbreviation:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets
as of April 30, 2011

Consumer Discretionary	16.9%

Health Care	12.2

Consumer Staples	11.8

Energy	11.5

Financials	10.5

Information Technology	9.9

Industrials	9.2

Materials	4.4

Telecommunication Services	4.1

Utilities	2.5

Money Market Funds Plus Other Assets Less Liabilities	7.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco International Growth Fund

Statement of Assets and Liabilities

April 30, 2011
(Unaudited)

Assets:
Investments, at value (Cost $2,593,843,817)	$3,848,611,905

Investments in affiliated money market funds, at value and cost	273,011,170

Total investments, at value (Cost $2,866,854,987)	4,121,623,075

Foreign currencies, at value (Cost $7,829,557)	8,077,784

Receivable for:
Investments sold	28,859,465

Fund shares sold	8,662,262

Dividends	18,901,449

Investment for trustee deferred compensation and retirement plans	112,759

Other assets	3,757,893

Total assets	4,189,994,687

Liabilities:
Payable for:
Investments purchased	41,760,130

Fund shares reacquired	5,780,842

Accrued fees to affiliates	1,973,664

Accrued other operating expenses	548,259

Trustee deferred compensation and retirement plans	412,171

Total liabilities	50,475,066

Net assets applicable to shares outstanding	$4,139,519,621

Net assets consist of:
Shares of beneficial interest	$2,938,133,656

Undistributed net investment income	34,135,602

Undistributed net realized gain (loss)	(88,801,840)

Unrealized appreciation	1,256,052,203

$4,139,519,621

Net Assets:
Class A	$2,131,163,369

Class B	$49,669,448

Class C	$155,099,702

Class R	$129,627,293

Class Y	$241,986,783

Institutional Class	$1,431,973,026

Shares outstanding, $0.001 par value per share, with an unlimited number of shares authorized:
Class A	70,660,446

Class B	1,776,584

Class C	5,542,764

Class R	4,341,461

Class Y	8,005,877

Institutional Class	46,832,094

Class A:
Net asset value per share	$30.16

Maximum offering price per share (Net asset value of $30.16 divided by 94.50%)	$31.92

Class B:
Net asset value and offering price per share	$27.96

Class C:
Net asset value and offering price per share	$27.98

Class R:
Net asset value and offering price per share	$29.86

Class Y:
Net asset value and offering price per share	$30.23

Institutional Class:
Net asset value and offering price per share	$30.58

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco International Growth Fund

Statement of Operations

For the six months ended April 30, 2011
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,203,679)	$58,570,535

Dividends from affiliated money market funds	147,008

Interest	29,767

Total investment income	58,747,310

Expenses:
Advisory fees	16,314,349

Administrative services fees	304,667

Custodian fees	499,683

Distribution fees:
Class A	2,476,172

Class B	248,400

Class C	721,955

Class R	300,049

Transfer agent fees — A, B, C, R and Y	2,616,705

Transfer agent fees — Institutional	508,393

Trustees’ and officers’ fees and benefits	69,368

Other	304,617

Total expenses	24,364,358

Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(178,854)

Net expenses	24,185,504

Net investment income	34,561,806

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	74,193,989

Foreign currencies	(532,074)

73,661,915

Change in net unrealized appreciation of:
Investment securities	360,834,931

Foreign currencies	765,433

361,600,364

Net realized and unrealized gain	435,262,279

Net increase in net assets resulting from operations	$469,824,085

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco International Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2011 and the year ended October 31, 2010
(Unaudited)

	April 30,	October 31,
	2011	2010

Operations:
Net investment income	$34,561,806	$31,097,701

Net realized gain	73,661,915	56,574,978

Change in net unrealized appreciation	361,600,364	421,169,295

Net increase in net assets resulting from operations	469,824,085	508,841,974

Distributions to shareholders from net investment income:
Class A	(19,146,777)	(22,032,203)

Class B	(160,999)	(408,547)

Class C	(454,272)	(943,994)

Class R	(897,387)	(705,248)

Class Y	(2,154,920)	(997,224)

Institutional Class	(17,496,217)	(15,085,528)

Total distributions from net investment income	(40,310,572)	(40,172,744)

Share transactions–net:
Class A	(52,262,137)	(39,448,094)

Class B	(7,902,953)	(17,226,913)

Class C	(4,508,542)	(15,251,325)

Class R	744,765	39,211,705

Class Y	46,291,328	94,498,967

Institutional Class	56,389,230	162,072,812

Net increase in net assets resulting from share transactions	38,751,691	223,857,152

Net increase in net assets	468,265,204	692,526,382

Net assets:
Beginning of period	3,671,254,417	2,978,728,035

End of period (includes undistributed net investment income of $34,135,602 and $39,884,368, respectively)	$4,139,519,621	$3,671,254,417

Notes to Financial Statements

April 30, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Growth Fund (the “Fund”) is a series portfolio of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of six separate portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  The Fund’s investment objective is long-term growth of capital.
  The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Institutional Class. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Institutional Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase. Redemption of Class B shares prior to conversion date will be subject to a CDSC.

9        Invesco International Growth Fund

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be

10        Invesco International Growth Fund

evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to the Institutional Class are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Redemption Fees — The Fund has a 2% redemption fee that is to be retained by the Fund to offset transaction costs and other expenses associated with short-term redemptions and exchanges. The fee, subject to certain exceptions, is imposed on certain redemptions or exchanges of shares within 31 days of purchase. The redemption fee is recorded as an increase in shareholder capital and is allocated among the share classes based on the relative net assets of each class.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
K.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11        Invesco International Growth Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $250 million	0.935%

Next $250 million	0.91%

Next $500 million	0.885%

Next $1.5 billion	0.86%

Next $2.5 billion	0.835%

Next $2.5 billion	0.81%

Next $2.5 billion	0.785%

Over $10 billion	0.76%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  Effective May 23, 2011, the Adviser has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Institutional Class shares to 1.40%, 2.15%, 2.15%, 1.65%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of the Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.
  For the six months ended April 30, 2011, the Adviser waived advisory fees of $170,558.
  At the request of the Trustees of the Trust, Invesco Ltd. agreed to reimburse expenses incurred by the Fund in connection with market timing matters in the Invesco Funds, which may include legal, audit, shareholder reporting, communications and trustee expenses. These expenses along with the related expense reimbursement are included in the Statement of Operations. For the six months ended April 30, 2011, Invesco Ltd. reimbursed expenses of the Fund in the amount of $3,240.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2011, expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Institutional Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2011, expenses incurred under the Plans are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2011, IDI advised the Fund that IDI retained $138,127 in front-end sales commissions from the sale of Class A shares and $2,336, $31,963 and $3,901 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.
  Certain officers and trustees of the Trust are officers and directors of Invesco, IIS and/or IDI.

12        Invesco International Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of April 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended April 30, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Australia	$72,581,229	$182,488,264	$—	$255,069,493

Belgium	—	67,835,969	—	67,835,969

Brazil	97,361,335	—	—	97,361,335

Canada	257,422,536	—	—	257,422,536

China	—	61,183,006	—	61,183,006

Denmark	—	67,594,656	—	67,594,656

France	275,793,299	26,505,482	—	302,298,781

Germany	229,624,533	—	—	229,624,533

Hong Kong	20,989,441	45,953,575	—	66,943,016

India	—	48,788,250	—	48,788,250

Israel	62,105,639	—	—	62,105,639

Japan	44,869,735	329,682,786	—	374,552,521

Mexico	136,185,409	—	—	136,185,409

Netherlands	98,852,542	—	—	98,852,542

Philippines	—	6,096,519	—	6,096,519

Russia	16,954,934	54,057,154	—	71,012,088

Singapore	—	112,434,633	—	112,434,633

South Korea	47,207,988	67,520,103	—	114,728,091

Sweden	152,136,353	—	—	152,136,353

Switzerland	281,626,556	42,339,299	—	323,965,855

Taiwan	—	86,384,586	—	86,384,586

Turkey	29,384,378	—	—	29,384,378

United Kingdom	489,378,602	337,273,114	—	826,651,716

United States	273,011,170	—	—	273,011,170

	$2,585,485,679	$1,536,137,396	$—	$4,121,623,075

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangements are comprised of (1) transfer agency credits which result from balances in Demand Deposit Accounts (DDA) used by the transfer agent for clearing shareholder transactions and (2) custodian credits which result from periodic overnight cash balances at the custodian. For the six months ended April 30, 2011, the Fund received credits from these arrangements, which resulted in the reduction of the Fund’s total expenses of $5,056.

13        Invesco International Growth Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended April 30, 2011, the Fund paid legal fees of $4,114 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of October 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

October 31, 2017	$162,208,003

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2011 was $478,669,178 and $530,323,802, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,266,028,234

Aggregate unrealized (depreciation) of investment securities	(11,515,898)

Net unrealized appreciation of investment securities	$1,254,512,336

Cost of investments for tax purposes is $2,867,110,739.

14        Invesco International Growth Fund

NOTE 9—Share Information

	Summary of Share Activity

	Six months ended		Year ended
	April 30, 2011(a)		October 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	7,440,612	$209,174,953	17,385,142	$423,963,466

Class B	104,188	2,715,672	276,789	6,287,392

Class C	420,751	11,017,098	878,681	20,023,442

Class R	784,739	21,706,480	2,674,629	65,719,937

Class Y	2,683,820	76,364,530	5,522,934	137,692,880

Institutional Class	8,609,421	242,018,073	17,940,318	450,484,342

Issued as reinvestment of dividends:
Class A	546,284	14,760,585	771,653	18,882,349

Class B	5,633	141,502	16,967	386,168

Class C	11,641	292,663	38,058	866,964

Class R	30,701	822,161	29,077	705,128

Class Y	25,598	692,428	31,679	775,808

Institutional Class	520,471	14,234,881	567,637	14,054,686

Automatic conversion of Class B shares to Class A shares:
Class A	191,696	5,385,270	495,082	12,118,973

Class B	(206,721)	(5,385,270)	(533,827)	(12,118,973)

Reacquired:(b)
Class A	(10,098,264)	(281,582,945)	(20,165,137)	(494,412,882)

Class B	(209,109)	(5,374,857)	(520,359)	(11,781,500)

Class C	(613,044)	(15,818,303)	(1,597,796)	(36,141,731)

Class R	(790,712)	(21,783,876)	(1,128,843)	(27,213,360)

Class Y	(1,103,995)	(30,765,630)	(1,809,474)	(43,969,721)

Institutional Class	(7,131,635)	(199,863,724)	(12,267,329)	(302,466,216)

Net increase in share activity	1,222,075	$38,751,691	8,605,881	$223,857,152

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 22% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
(b)	Net of redemption fees of $37,986 and $145,567 allocated among the classes based on relative net assets of each class for the six months ended April 30, 2011 and the year ended October 31, 2010, respectively.

NOTE 10—Subsequent Event

The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco Van Kampen International Growth Fund and Invesco Van Kampen International Advantage Fund in exchange for shares of the Fund.
  The shareholders for Invesco Van Kampen International Growth Fund and Invesco Van Kampen International Advantage Fund approved the Agreement on April 14, 2011 and the reorganization was consummated on May 23, 2011. Upon closing of the reorganization, shareholders of Invesco Van Kampen International Growth Fund and Invesco Van Kampen International Advantage Fund received a corresponding class of shares of the Fund in exchange for their shares of Invesco Van Kampen International Growth Fund and Invesco Van Kampen International Advantage Fund and Invesco Van Kampen International Growth Fund and Invesco Van Kampen International Advantage Fund liquidated and ceased operations.

15        Invesco International Growth Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

											Ratio of		Ratio of
											expenses		expenses
			Net gains								to average		to average net		Ratio of net
	Net asset	Net	(losses) on		Dividends	Distributions					net assets		assets without		investment
	value,	investment	securities (both	Total from	from net	from net		Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	income	realized and	investment	investment	realized	Total	value, end	Total	end of period	and/or expenses		and/or expenses		to average		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	gains	Distributions	of period(b)	Return(c)	(000s omitted)	absorbed		absorbed		net assets		turnover(d)

Class A
Six months ended 04/30/11	$26.99	$0.24	$3.20	$3.44	$(0.27)	$—	$(0.27)	$30.16	12.85%	$2,131,163	1.38	%(e)	1.39	%(e)	1.73	%(e)	13%
Year ended 10/31/10	23.41	0.21	3.66	3.87	(0.29)	—	(0.29)	26.99	16.68	1,958,940	1.43		1.44		0.85		25
Year ended 10/31/09	19.04	0.24	4.52	4.76	(0.39)	—	(0.39)	23.41	25.65	1,734,895	1.49		1.51		1.24		26
Year ended 10/31/08	36.57	0.40	(15.91)	(15.51)	(0.18)	(1.84)	(2.02)	19.04	(47.34)	1,452,469	1.44		1.45		1.38		38
Year ended 10/31/07	27.85	0.28	8.72	9.00	(0.19)	(0.09)	(0.28)	36.57	32.55	2,899,666	1.44		1.47		0.87		22
Year ended 10/31/06	21.63	0.14	6.26	6.40	(0.18)	—	(0.18)	27.85	29.73	1,908,453	1.54		1.58		0.53		37

Class B
Six months ended 04/30/11	24.95	0.13	2.96	3.09	(0.08)	—	(0.08)	27.96	12.42	49,669	2.13	(e)	2.14	(e)	0.98	(e)	13
Year ended 10/31/10	21.68	0.02	3.40	3.42	(0.15)	—	(0.15)	24.95	15.83	51,950	2.18		2.19		0.10		25
Year ended 10/31/09	17.52	0.09	4.20	4.29	(0.13)	—	(0.13)	21.68	24.72	61,649	2.24		2.26		0.49		26
Year ended 10/31/08	33.88	0.17	(14.69)	(14.52)	—	(1.84)	(1.84)	17.52	(45.03)	77,465	2.19		2.20		0.63		38
Year ended 10/31/07	25.84	0.03	8.10	8.13	—	(0.09)	(0.09)	33.88	31.55	252,203	2.19		2.22		0.12		22
Year ended 10/31/06	20.08	(0.05)	5.83	5.78	(0.02)	—	(0.02)	25.84	28.80	247,939	2.29		2.33		(0.22)		37

Class C
Six months ended 04/30/11	24.97	0.13	2.96	3.09	(0.08)	—	(0.08)	27.98	12.41	155,100	2.13	(e)	2.14	(e)	0.98	(e)	13
Year ended 10/31/10	21.70	0.02	3.40	3.42	(0.15)	—	(0.15)	24.97	15.81	142,898	2.18		2.19		0.10		25
Year ended 10/31/09	17.53	0.09	4.21	4.30	(0.13)	—	(0.13)	21.70	24.76	139,000	2.24		2.26		0.49		26
Year ended 10/31/08	33.91	0.17	(14.71)	(14.54)	—	(1.84)	(1.84)	17.53	(45.05)	125,172	2.19		2.20		0.63		38
Year ended 10/31/07	25.86	0.03	8.11	8.14	—	(0.09)	(0.09)	33.91	31.57	274,266	2.19		2.22		0.12		22
Year ended 10/31/06	20.10	(0.05)	5.83	5.78	(0.02)	—	(0.02)	25.86	28.78	183,360	2.29		2.33		(0.22)		37

Class R
Six months ended 04/30/11	26.70	0.20	3.17	3.37	(0.21)	—	(0.21)	29.86	12.70	129,627	1.63	(e)	1.64	(e)	1.48	(e)	13
Year ended 10/31/10	23.18	0.15	3.62	3.77	(0.25)	—	(0.25)	26.70	16.36	115,237	1.68		1.69		0.60		25
Year ended 10/31/09	18.80	0.20	4.49	4.69	(0.31)	—	(0.31)	23.18	25.44	63,544	1.74		1.76		0.99		26
Year ended 10/31/08	36.18	0.32	(15.74)	(15.42)	(0.12)	(1.84)	(1.96)	18.80	(44.78)	34,821	1.69		1.70		1.13		38
Year ended 10/31/07	27.58	0.20	8.63	8.83	(0.14)	(0.09)	(0.23)	36.18	32.21	48,321	1.69		1.72		0.62		22
Year ended 10/31/06	21.43	0.07	6.21	6.28	(0.13)	—	(0.13)	27.58	29.41	19,070	1.79		1.83		0.28		37

Class Y
Six months ended 04/30/11	27.08	0.28	3.20	3.48	(0.33)	—	(0.33)	30.23	13.00	241,987	1.13	(e)	1.14	(e)	1.98	(e)	13
Year ended 10/31/10	23.48	0.27	3.67	3.94	(0.34)	—	(0.34)	27.08	16.94	173,313	1.18		1.19		1.10		25
Year ended 10/31/09	19.04	0.32	4.52	4.84	(0.40)	—	(0.40)	23.48	26.05	62,343	1.24		1.26		1.49		26
Year ended 10/31/08(f)	22.36	0.02	(3.34)	(3.32)	—	—	—	19.04	(14.85)	2,537	1.25	(g)	1.27	(g)	1.57	(g)	38

Institutional Class
Six months ended 04/30/11	27.41	0.30	3.24	3.54	(0.37)	—	(0.37)	30.58	13.08	1,431,973	0.99	(e)	1.00	(e)	2.12	(e)	13
Year ended 10/31/10	23.77	0.31	3.72	4.03	(0.39)	—	(0.39)	27.41	17.12	1,228,916	1.02		1.03		1.26		25
Year ended 10/31/09	19.36	0.35	4.58	4.93	(0.52)	—	(0.52)	23.77	26.32	917,297	1.01		1.03		1.72		26
Year ended 10/31/08	37.14	0.52	(16.17)	(15.65)	(0.29)	(1.84)	(2.13)	19.36	(44.38)	526,647	1.03		1.04		1.79		38
Year ended 10/31/07	28.26	0.42	8.84	9.26	(0.29)	(0.09)	(0.38)	37.14	33.13	833,977	1.02		1.05		1.30		22
Year ended 10/31/06	21.97	0.25	6.35	6.60	(0.31)	—	(0.31)	28.26	30.32	288,408	1.08		1.12		0.99		37

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,997,354, $50,092, $145,588, $121,014, $188,956 and $1,309,763 for Class A, Class B, Class C, Class R, Class Y and Institutional Class shares, respectively.
(f)	Commencement date of October 3, 2008.
(g)	Annualized.

16        Invesco International Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2010 through April 30, 2011.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
				(5% annual return before
		ACTUAL		expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(11/01/10)	(04/30/11)[1]	Period[2]	(04/30/11)	Period[2]	Ratio
A	$1,000.00	$1,128.50	$7.28	$1,017.95	$6.90	1.38%

B	1,000.00	1,124.70	11.22	1,014.23	10.64	2.13

C	1,000.00	1,124.10	11.22	1,014.23	10.64	2.13

R	1,000.00	1,127.50	8.60	1,016.71	8.15	1.63

Y	1,000.00	1,130.00	5.97	1,019.19	5.66	1.13

Institutional	1,000.00	1,130.80	5.23	1,019.89	4.96	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2010 through April 30, 2011, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17        Invesco International Growth Fund

Invesco mailing information
Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-06463 and 033-44611.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2010, is available at our website, invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.
IGR-SAR-1      Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM International Mutual Funds (Invesco International Mutual Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer
Date: July 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date: July 8, 2011

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date: July 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.